As filed with the Securities and Exchange Commission on September 3, 2002

                                               Securities Act File No. 333-14527
                                       Investment Company Act File No. 811-07871


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.                          [ ]
                      Post-Effective Amendment No.  5                      [X]



                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      Amendment No.  7                                     [X]

                                 --------------

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                    100 Wall Street, New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, Including Area Code
                                 (617) 824-1200

                         Michele R. Teichner, President
                  National Investors Cash Management Fund, Inc.
                           c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                 --------------

                          Copies of communications to:
                           Counsel for the Registrant:
                             Margery K. Neale, Esq.
                               Shearman & Sterling
                 599 Lexington Avenue, New York, New York 10022

                                  -------------

It is proposed that this filing will become effective:

         [ ]    Immediately upon filing pursuant to paragraph (b)

         [X]    On September 3, 2002 pursuant to paragraph (b)

         [ ]    60 days after filing pursuant to paragraph (a) (1)

         [ ]    On (date) pursuant to paragraph (a) (1)


         [ ]    75 days after filing pursuant to paragraph (a) (2)


         [ ]    On (date) pursuant to paragraph (a) (2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS



                                September 3, 2002


                               NATIONAL INVESTORS
                           CASH MANAGEMENT FUND, INC.



                  THREE MONEY MARKET PORTFOLIOS TO CHOOSE FROM:


                                  Money Market

                                U.S. Government

                                   Municipal




                    [NATIONAL INVESTORS SERVICES CORP. LOGO]


AS WITH ANY MUTUAL FUND, THE SECURITIES  AND EXCHANGE  COMMISSION  (SEC) HAS NOT
APPROVED OR DISAPPROVED ANY PORTFOLIO'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                                TABLE OF CONTENTS

         RISK AND RETURN SUMMARY                                    3
         Investment Objective                                       3
         Investment Strategies                                      3
         Principal Risks                                            4
         Who May Want to Invest                                     4
         Past Performance                                           5
         Expenses                                                   6


         HOW TO BUY AND SELL SHARES                                 7
         How to Buy Shares                                          7
         How to Sell Shares                                         8
         How to Exchange Between Portfolios                         9


         SHAREHOLDER INFORMATION                                    9
         Telephone Transactions                                     9
         Statements and Reports to Shareholders                    10
         Pricing Your Shares                                       10
         Dividends                                                 10
         Taxes                                                     11

         PORTFOLIO MANAGEMENT                                      12
         Investment Manager                                        12
         Administrator                                             12
         Distributor                                               12
         Shareholder Servicing                                     12

         FINANCIAL HIGHLIGHTS                                      12

         FOR MORE INFORMATION                                      Back cover

--------------------------------------------------------------------------------

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Each Portfolio seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

There is no guarantee that any Portfolio will be able to maintain a stable share price.

INVESTMENT STRATEGIES

Each Portfolio is a no-load money market fund. Each Portfolio invests in high quality money market securities that the investment manager believes present minimal credit risk.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements. In a repurchase agreement, a Portfolio acquires ownership of a security from a financial institution that agrees to repurchase the security later at a time and price that determine the yield during the Portfolio's holding period. Particular types of money market securities are described in the Portfolios' Statement of Additional Information.

The MONEY MARKET PORTFOLIO has the flexibility to invest in a broad range of high quality money market securities. The U.S. GOVERNMENT PORTFOLIO offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The MUNICIPAL PORTFOLIO offers income exempt from federal taxes by investing primarily in municipal securities.

As money market funds, the Portfolios comply with a range of federal regulations relating to quality, maturity, liquidity and diversification that are designed to promote price stability. Under the maturity standards, each Portfolio maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 397 days (approximately 13 months). Under the quality standards, each Portfolio invests only in securities that at the time of purchase are in the two highest short-term rating categories or are of equivalent quality in the judgment of the Portfolio's investment manager.


Each Portfolio may invest in other investment companies consistent with its investment objective and strategies. Any such investments will be made solely in no-load money market funds.


MONEY MARKET PORTFOLIO. The Money Market Portfolio invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Portfolio's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and asset-backed securities and other money market instruments.


U.S. GOVERNMENT PORTFOLIO. The U.S. Government Portfolio invests exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. A U.S. government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of the Portfolio's shares. The Portfolio has adopted a policy to give at least 60 days' notice before changing its investment policy to invest at least 80% of its net assets in government securities.

MUNICIPAL PORTFOLIO. The Municipal Portfolio invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The
Municipal Portfolio normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipal securities"). The income from these securities is exempt from federal income tax, but may be subject to the federal alternative minimum tax.

Municipal securities may be either "general obligation" or "revenue" securities; that is, they may be secured by a pledge of the issuing municipality's full credit or rely only on the revenues of a particular project or other special revenue.

The Portfolio may deviate from its investment policies and may adopt temporary defensive measures when significant adverse market, economic, political or other circumstances require immediate action in order to avoid losses. During such periods, the Portfolio may temporarily invest its assets, without limitation, in taxable money market investments. Interest income from temporary investments is taxable to shareholders as ordinary income. The effect of taking such a temporary defensive position is that the Portfolio may not achieve its investment objective.

Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in municipal securities that are repayable out of revenue streams generated from economically related projects or facilities. Investment in municipal securities repayable from related revenue streams further concentrates the Portfolio's risks.

The Portfolio may purchase municipal securities together with the right to resell them to the seller at a specified price or yield within a certain period. Such a right, known as a stand-by commitment, allows the Portfolio to be fully invested in municipal securities while preserving liquidity. Particular securities and techniques, and their related risks, are described in the Statement of Additional Information.

PRINCIPAL RISKS


The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio's investments are subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities are subject to less credit risk than funds that invest in lower quality securities and may be subject to somewhat greater credit risk. The U.S. Government Portfolio reduces credit risk by investing exclusively in U.S. government and agency securities.


Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Portfolio. An investment in a Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

The Portfolios may be appropriate for the following investors:

     o Investors looking to earn income at current money market rates from a high quality portfolio.

     o    Investors looking for a liquid investment that preserves capital.

     o    Investors pursuing a short-term investment goal.

In addition, the Municipal Portfolio may be appropriate for investors looking for income that is exempt from federal income tax.

PAST PERFORMANCE


The following bar chart illustrates the risks of investing in the Portfolios by showing changes in each Portfolio's performance from year to year. The table below shows average annual total returns of each Portfolio. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.


YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year(1)

MONEY MARKET PORTFOLIO

1/1 - 12/31/99:                4.71%
1/1 - 12/31/00:                5.92%
1/1 - 12/31/01:                3.82%

U.S. GOVERNMENT PORTFOLIO

1/1 - 12/31/99:                3.82%
1/1 - 12/31/00:                5.75%
1/1 - 12/31/01:                3.64%

MUNICIPAL PORTFOLIO

1/1 - 12/31/99:                2.23%
1/1 - 12/31/00:                3.51%
1/1 - 12/31/01:                2.14%


For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.52% (for the quarter ended 9/30/00) and 0.60% (for the quarter ended 12/31/01) for the Money Market Portfolio; 1.48% (for the quarter ended 9/30/00) and 0.42% (for the quarter ended 3/31/99) for the U.S. Government Portfolio; and 0.92% (for the quarter ended 12/31/00) and 0.18% (for the quarter ended 3/31/99) for the Municipal Portfolio, respectively.


AVERAGE ANNUAL TOTAL RETURN as of 12/31/01(2)

                                                             SINCE INCEPTION
                                            1 YEAR                  (5/20/98)

     Money Market Portfolio                   3.82%                    4.94%
     U.S. Government Portfolio                3.64%                    3.84%
     Municipal Portfolio                      2.14%                    2.35%


---------------
(1) For the period from 1/1/02 through 6/30/02, total returns for the Money Market Portfolio, U.S. Government Portfolio, and Municipal Portfolio, were 0.74%, 0.69% and 0.41%, respectively.

(2) As of 12/31/01, 7-day yields for the Money Market Portfolio, U.S. Government Portfolio, and Municipal Portfolio were 1.98 Effective/1.96 Simple%, 1.78 Effective/1.77 Simple%, and 1.21 Effective/1.20 Simple%, respectively. As of the same date, the tax-equivalent 7-day yield for the Municipal Portfolio was 1.88 Effective/1.86 Simple%. For current yield information, please call 1-800-934-4448.

EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.




                                                                   MONEY               U.S.
                                                                  MARKET            GOVERNMENT           MUNICIPAL
                                                                 PORTFOLIO           PORTFOLIO           PORTFOLIO
SHAREHOLDER TRANSACTION FEES (fees paid directly
from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases                   None                None                 None
ANNUAL OPERATING EXPENSES (expenses deducted
from Portfolio assets)
Management Fees(2)                                                 0.35%               0.35%               0.35%
Distribution (12b-1) Fees                                          None                None                 None
Shareholder Servicing Fees(2)                                      0.25%               0.25%               0.25%
Other Expenses(2)                                                  0.36%               0.35%               0.61%
                                                                   -----               -----               -----

Total Annual Operating Expenses(2)                                 0.96%               0.95%               1.21%

---------------
1 Broker-dealers that are not affiliates of the Portfolios' investment manager may impose service fees in connection with the sale of Portfolio shares, no part of which may be received by the Portfolio, the investment manager or affiliates of the investment manager. These fees may differ according to the type of account held by the investor.

2 The table shows the expenses for each Portfolio's fiscal year ended April 30, 2002 before expense reductions by the Portfolios' investment manager and its affiliates. The investment manager and its affiliates have agreed (for an indefinite period of time) to reduce Portfolio expenses (by paying certain expenses and/or waiving fees) so that the total annual operating expenses of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio will not exceed 0.77%, 0.77% and 0.76% of average daily net assets, respectively. Unless otherwise provided, expense reductions are voluntary and may be reduced or eliminated at any time upon notifying investors. After expense reductions, the Portfolios' actual expenses for the fiscal year ended April 30, 2002 were:


                                                                     MONEY              U.S.
                                                                     MARKET          GOVERNMENT           MUNICIPAL
                                                                   PORTFOLIO           PORTFOLIO           PORTFOLIO

                        Management Fees                             0.28%               0.28%                0.25%
                        Shareholder Servicing Fees                  0.20%               0.20%                0.18%
                        Other Expenses                              0.29%               0.29%                0.33%
                        --------------                              -----               -----                -----

                        Total Net Annual Operating Expenses         0.77%               0.77%                0.76%



EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR            3 YEARS           5 YEARS            10 YEARS
                                            ------            -------           -------            --------

         Money Market Portfolio(1)          $98               $306              $531             $1,178
         U.S. Government Portfolio(1)       $97               $303              $525             $1,166
         Municipal Portfolio(1)             $123              $384              $665             $1,466

-------------
(1) Assuming that current expense reduction arrangements continue for one year, your costs would be:


                                            1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                            ------            -------           -------          --------

         Money Market Portfolio             $79               $287              $512             $1,161
         U.S. Government Portfolio          $79               $285              $508             $1,150
         Municipal Portfolio                $78               $340              $622             $1,426


HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

Shares of the Portfolios are offered exclusively to investors maintaining brokerage, securities, money management or similar accounts with TD Waterhouse Investor Services, Inc. ("TD Waterhouse") or certain other broker-dealers. Effective September 1, 1999, the Portfolios are closed to new investors.

AUTOMATIC SWEEP. By setting up your TD Waterhouse brokerage account for automatic sweep, free credit balances in your brokerage account will be invested or "swept" automatically each business day into the Portfolio you have selected ("Sweep Portfolio"). This feature keeps your money working for you while it is not invested in other securities. "Free credit balances" refers to any settled or cleared funds in your TD Waterhouse brokerage account that are available for payment or investment.

To set up your TD Waterhouse brokerage account for automatic sweep, simply call 1-800-934-4448 and press option 4 and then option 5. In most cases, a TD Waterhouse Account Officer will set up your account for automatic sweep while you are on the phone.

While you may purchase shares of any of the Portfolios of National Investors Cash Management Fund, Inc. at any time, only one Portfolio may be designated as your Sweep Portfolio. The sweep feature is subject to the terms and conditions of your TD Waterhouse brokerage account agreement.


ACCOUNT PROTECTION. Within your TD Waterhouse brokerage account, you have access to other investments available at TD Waterhouse such as stocks, bonds, options, and other mutual funds. The securities in your TD Waterhouse brokerage account, including shares of the Portfolios, are fully protected for loss of securities (not including loss due to market fluctuations of securities or economic conditions). Members of Securities Investor Protection Corporation (known as "SIPC") protects securities customers or its members up to the first $500,000 (including $100,000 for claims for cash). An explanatory brochure is available upon request by calling 1-800-934-4448 or online at www.spic.org. The remaining coverage, which covers securities only, is provided by a private insurance carrier.

INVESTMENT AND BALANCE MINIMUMS. There is currently no minimum requirement for initial and subsequent purchases of Portfolio shares. However, Portfolio shares are subject to automatic redemption should the TD Waterhouse brokerage account in which they are held be closed or if TD Waterhouse imposes certain requirements with respect to its brokerage accounts and eligibility for sweep arrangements, including requirements relating to minimum account balances. Any minimum balance requirement will not apply to TD Waterhouse IRA accounts.


TD WATERHOUSE INVESTORS MONEY MANAGEMENT ACCOUNTS. For those TD Waterhouse customers who qualify, a TD Waterhouse Investors Money Management Account provides additional services over that of a brokerage account. In addition to having free credit balances in your brokerage account swept automatically each business day into your Sweep Portfolio, you can access your investment in the Portfolio by writing checks or using an ATM/VISA Debit Card. You should contact a TD Waterhouse Account Officer for more details. To set up your TD Waterhouse Investors Money Management Account, you should complete the appropriate section of the TD Waterhouse New Account Application.

HOW TO BUY SHARES

Shares are purchased at the next net asset value (NAV) per share calculated after an order and payment are received by the Portfolio. There is no sales charge to buy shares of a Portfolio.

Each Portfolio reserves the right to suspend the offering of shares for a period of time and to reject any specific purchase order, including certain purchase orders by exchange.

CUSTOMERS OF TD WATERHOUSE

You may purchase shares of a Portfolio either through the automatic sweep feature or by way of a direct purchase as set forth below.

BY AUTOMATIC SWEEP. Free credit balances in your TD Waterhouse brokerage account will be automatically invested each business day in the Sweep Portfolio you have selected. Checks deposited to your TD Waterhouse brokerage account will be automatically invested in the Sweep Portfolio after allowing three business days for clearance. Net proceeds from securities transactions in your brokerage account will be automatically invested on the business day following settlement. Dividends and interest payments from investments in your brokerage account will be automatically invested in the Sweep Portfolio on the day they are credited to your account.

DIRECT PURCHASES. A TD Waterhouse brokerage customer may purchase shares of any of the Portfolios by placing an order directly with a TD Waterhouse Account Officer at 1-800-934-4448 and pressing option 2 and then option 3. You also may buy shares by mailing or bringing your check to your TD Waterhouse office. Checks should be made payable to "National Investor Services Corp." and you should write your TD Waterhouse account number on the check. The check will be deposited to your TD Waterhouse brokerage account. TD Waterhouse allows three business days for clearance and shares of a Portfolio will be purchased on the third business day.

CUSTOMERS OF SELECTED BROKER-DEALERS

Shares may be purchased and redeemed through certain authorized broker-dealers other than TD Waterhouse that have entered into a selling agreement with the Portfolios' distributor ("Selected Brokers"). Affiliates of TD Waterhouse may be Selected Brokers. Selected Brokers may receive payments as a processing agent from the Transfer Agent. In addition, Selected Brokers may charge their customers a fee for their services, no part of which is received by a Portfolio or TD Waterhouse.

Investors who purchase shares through a Selected Broker will be subject to the procedures of their Selected Broker, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those generally applicable to TD Waterhouse customers. Any such charges would reduce the return on an investment in a Portfolio. Investors should acquaint themselves with their Selected Broker's procedures and should read this prospectus in conjunction with any material and information provided by their Selected Broker. Investors who purchase shares of a Portfolio though a Selected Broker may or may not be the shareholder of record. Selected Brokers are responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Certain shareholder services, such as periodic investment programs, may not be available to customers of Selected Brokers or may differ in scope from programs available to TD Waterhouse customers. Shareholders should contact their Selected Broker for further information. The Portfolios may confirm purchases and redemptions of a Selected Broker's customers directly to the Selected Broker, which in turn will provide its customers with confirmation and periodic statements. The Portfolios are not responsible for the failure of any Selected Broker to carry out its obligations to its customer.

HOW TO SELL SHARES

To sell (redeem) shares of a Portfolio, you may use any of the methods outlined above under "How to Buy Shares." Portfolio shares are redeemed at the next NAV calculated after receipt by the Portfolio of a redemption request in proper form.

PAYMENT. The proceeds of the redemption of your Portfolio shares ordinarily will be credited to your brokerage account the following business day after receipt by the Portfolio of your redemption request in proper form, but not later than seven calendar days after an order to sell shares is received. If you purchased shares by check, proceeds may be held in your brokerage account to allow for clearance of the check (which may take up to ten calendar days). Each Portfolio reserves the right to make redemption payments in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Portfolio's NAV per share.

AUTOMATIC SWEEP REDEMPTIONS. Shares of your Sweep Portfolio may be sold automatically to satisfy a debit balance in your TD Waterhouse brokerage account. To the extent that there are not a sufficient number of shares of your Sweep Portfolio to satisfy any such debit, shares that you own of the other Portfolios may be sold. In addition, shares will be sold to settle securities transactions in your TD Waterhouse brokerage account if on the day before settlement there is insufficient cash in the account to settle the net transactions. Your brokerage account, as of the close of business each business day, will be scanned for debits and pending securities settlements, and after application of any free credit balance in the account to the debits, a sufficient number of shares will be sold that business day to satisfy any remaining debits. Shares may also be sold automatically to provide the cash collateral necessary to meet your margin obligations to TD Waterhouse.

If you have a TD Waterhouse Investors Money Management Account and you withdraw cash from your TD Waterhouse brokerage account by way of a check or ATM/VISA Debit Card, shares of your Sweep Portfolio will automatically be sold to satisfy any resulting debit balance. Holders of the ATM/VISA Debit Card will not be liable for unauthorized withdrawals resulting in redemptions of Portfolio shares that occur after TD Waterhouse is notified of the loss, theft or unauthorized use of the Card. Further information regarding the rights of holders of the ATM/VISA Debit Card is set forth in the TD Waterhouse Investors Money Management Agreement provided to each customer who opens a TD Waterhouse Investors Money Management Account. ATM cash withdrawals may be made through participating financial institutions. Although TD Waterhouse does not charge for ATM withdrawals, institutions may charge a fee in connection with their services.

HOW TO EXCHANGE BETWEEN PORTFOLIOS

You may change your designated Sweep Portfolio to another Portfolio offered by this prospectus at any time without charge. To effect an exchange, call a TD Waterhouse Account Officer with instructions to move your money from one Portfolio to another, or you may mail written instructions to TD Waterhouse, Northeast Operations Center, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311. Your letter should reference your TD Waterhouse brokerage account number, the Portfolio(s) from which you are exchanging and the Portfolio(s) into which you are exchanging. At least one registered account holder should sign this letter.

An exchange involves the redemption of Portfolio shares and the purchase of shares of another Portfolio at their respective NAVs after receipt of an exchange request in proper form. Each Portfolio reserves the right to reject specific exchange orders and, on 60 days' prior written notice, to suspend, modify or terminate exchange privileges.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

As a customer of TD Waterhouse you automatically have the privilege of purchasing, exchanging or redeeming Portfolio shares by telephone. TD Waterhouse and the Portfolios will employ reasonable procedures to verify the genuineness of telephone redemption requests. These procedures involve requiring certain personal identification information. If such procedures are not followed, TD Waterhouse and the Portfolios may be liable for any losses due to unauthorized or fraudulent instructions. Neither TD Waterhouse nor the Portfolios will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. You should verify the accuracy of your account statements immediately after you receive them and contact a TD Waterhouse Account Officer if you question any activity in the account.

Each Portfolio reserves the right to refuse to honor requests made by telephone if the Portfolio believes them not to be genuine. The Portfolios also may limit the amount involved or the number of such requests. During periods of drastic economic or market change, telephone redemption privileges may be difficult to implement. The Portfolios reserve the right to terminate or modify this privilege at any time.

STATEMENTS AND REPORTS TO SHAREHOLDERS

The Portfolios do not issue share certificates but record your holdings in noncertificated form. Your Portfolio activity is reflected in your TD Waterhouse brokerage account statement. The Portfolios provide you with audited annual and unaudited semi-annual financial statements. To reduce expenses, only one copy of each of the annual and semi-annual financial statements and prospectus of the Portfolios, and any proxy statement or information statement relating to the Portfolios, will be sent to a single household without regard to the number of shareholders residing at such household, unless you request otherwise by calling 1-800-934-4448 and pressing option 4, or by sending a written request to TD Waterhouse at the address listed on the back cover page of this prospectus. TD Waterhouse will begin sending separate copies to your household within 30 days of receipt of your request.

PRICING YOUR SHARES


PORTFOLIO BUSINESS DAYS. The Portfolios are open for business on days when the New York Stock Exchange (NYSE) is open for regular trading and the Federal Reserve Bank of New York (the "Fed") is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.


The price of a Portfolio share on any given day is its NAV. Each Portfolio calculates its NAV per share each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. (Eastern time). Each Portfolio's shares are purchased and sold at the next NAV per share calculated after an order and, in the case of purchase orders, payment are received by the Portfolio in the manner described under "How to Buy and Sell Shares."


Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).

To the extent that portfolio securities are traded in other markets on days when the NYSE or the Fed is closed, a Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares. In addition, trading in some of a Portfolio's portfolio securities may not occur on days when the Portfolio is open for business.


Like most money market funds, each Portfolio values its portfolio securities at amortized cost, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. This method of valuation minimizes the effect of changes in a security's market value and helps each Portfolio to maintain a stable $1.00 share price. The Board of Directors has adopted procedures pursuant to which the NAV of each Portfolio, as determined under the amortized cost method, is monitored in relation to the market value of the Portfolio.

DIVIDENDS

On each day that the NAV of a Portfolio is determined, such Portfolio's net investment income will be declared at 4:00 p.m. (Eastern time) as a daily dividend to shareholders of record as of the previous business day's last calculation of NAV. All expenses are accrued daily and are deducted before declaration of dividends to investors. Net capital gains, if any, realized by a Portfolio will be distributed at least annually.

Dividends are declared daily and reinvested monthly. Dividends and distributions from a Portfolio will be reinvested in additional full and fractional shares of the same Portfolio at the NAV next determined after their payable date. You may elect to receive any monthly dividend in cash by submitting a written election to TD Waterhouse by the tenth day of the specific month to which the election to receive cash relates.

TAXES


Dividends derived from interest and short-term capital gains generally are taxable to a shareholder as ordinary income even though they are reinvested in additional Portfolio shares. Distributions of net long-term capital gains, if any, realized by a Portfolio are taxable to individual shareholders of a Portfolio at the maximum rate of 20% regardless of the length of time the shareholder may have held shares in the Portfolio at the time of the distribution. Due to the nature of their investments, the Portfolios' distributions will consist primarily of ordinary income. Corporate shareholders will not be eligible for the dividends-received deduction with respect to dividends paid by a Portfolio.

U.S. GOVERNMENT PORTFOLIO. All or some of the dividends received from the U.S. Government Portfolio may be exempt from individual state and/or local income taxes. You should consult with your tax adviser in this regard.

MUNICIPAL PORTFOLIO. The Municipal Portfolio intends to declare and distribute dividends exempt from federal income tax. Shareholders of the Portfolio will not be required to include the "exempt-interest" portion of dividends paid by the Portfolio in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Exempt-interest dividends may be subject to state or local income taxes or give rise to a federal alternative minimum tax liability. Exempt-interest dividends also may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder and may have other collateral federal income tax consequences.

Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. government, and any net short-term capital gains) are taxable to shareholders as ordinary income.

Interest or indebtedness used to purchase or carry shares of the Portfolio will not be deductible for federal income tax purposes.

Market discount recognized on taxable and tax-exempt securities is also taxable as ordinary income and is not treated as excludable income.

To the extent that exempt-interest dividends are derived from certain private activity bonds (some of which were formerly referred to as industrial development bonds) issued after August 7, 1986, they will be treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. All exempt-interest dividends will be included in determining a corporate shareholder's adjusted current earnings. Seventy-five percent of the excess, if any, of "adjusted current earnings" over a corporate shareholder's alternative minimum taxable income, with certain adjustments, will be an upward adjustment to such corporation's alternative minimum taxable income. The percentage of dividends which constitutes exempt-interest dividends, and the percentage thereof (if any) which constitutes an item of tax preference, will be determined annually and will be applied uniformly to all dividends of the Portfolio declared during that year. These percentages may differ from the actual percentages for any particular day. Shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences of an investment in the Portfolio.

The tax exemption of dividends from the Portfolio for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and you are advised to consult your own tax adviser as to the status of your dividends under state and local tax laws.

MISCELLANEOUS. Required tax information will be provided annually. You are encouraged to retain copies of your account statements or year-end statements for tax reporting purposes. However, if you have incomplete records, you may obtain historical account transaction information for a reasonable fee.

You should consult your tax adviser regarding specific questions as to federal, state and local taxes.


PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT MANAGER

TD Waterhouse Asset Management, Inc., 100 Wall Street, New York, NY 10005, is the Portfolios' investment manager. The investment manager formulates guidelines and lists of approved investments for each Portfolio, makes decisions and places orders for that Portfolio's purchases and sales of portfolio securities and maintains records relating to such purchases and sales.


For its services, the investment manager is entitled to an annual fee, accrued daily and payable monthly, on a graduated basis equal to 0.35% of the first $1 billion of average daily net assets of each Portfolio, 0.34% of the next $1 billion, and 0.33% of assets over $2 billion. The investment manager or its affiliates from time to time may assume certain expenses of the Portfolios (or waive its fees), which would have the effect of increasing yield to investors during the period of the expense reduction. Unless otherwise provided, expense reductions are voluntary and may be reduced or eliminated at any time upon notice to investors. In addition to the Portfolios, the investment manager currently serves as investment manager to the Money Market Plus Portfolio of National Investors Cash Management Fund, Inc., TD Waterhouse Family of Funds, Inc., TD Waterhouse Trust and TD Waterhouse National Bank, N.A. and as of July 31, 2002, had total assets under management in excess of $13.6 billion.


ADMINISTRATOR

TD Waterhouse, an affiliate of the investment manager, provides certain administrative services to the Portfolios. For its services as administrator, TD Waterhouse is entitled to receive from each Portfolio an annual fee, payable monthly, of 0.10% of the Portfolio's average daily net assets. TD Waterhouse has entered into an agreement with Funds Distributor, Inc. ("FDI") whereby FDI performs certain administrative services for the Portfolios. TD Waterhouse pays FDI's fees for providing these services.

DISTRIBUTOR

FDI acts as distributor of the Portfolios' shares for no compensation.

SHAREHOLDER SERVICING

The Portfolios' Shareholder Servicing Plan permits each Portfolio to pay banks, broker-dealers or other financial institutions (including TD Waterhouse and its affiliates) for shareholder support services they provide, at a rate of 0.25% of the average daily net assets of each Portfolio. These services may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table on the following pages is intended to help you understand each Portfolio's financial performance for each of the indicated periods. Certain information reflects financial results for a single share of each Portfolio. The total return amounts in the tables represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Portfolios' financial statements, are included in the annual report, which is available upon request by calling TD Waterhouse at 1-800-934-4448.

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.



                                                                             MONEY MARKET PORTFOLIO

                                                              Year             Year             Year             Period
                                                              Ended            Ended            Ended             Ended
                                                            April 30,        April 30,        April 30,         April 30,
                                                              2002             2001             2000              1999*
                                                              ----             ----             ----              -----

PER SHARE OPERATING PERFORMANCE

         Net asset value, beginning of period                 $1.000            $1.000          $1.000            $1.000
                                                              ------            ------          ------            ------
         Net investment income                                 0.026             0.057           0.049             0.049
         Distributions from net investment income             (0.026)           (0.057)         (0.049)           (0.049)
                                                              -------           -------         -------           -------

         Net asset value, end of period                       $1.000            $1.000          $1.000            $1.000
                                                              ======            ======          ======            ======


RATIOS

         Ratio of expenses to average net assets               0.76%             0.75%           0.75%             0.75% (A)
         Ratio of net investment income to
         average net assets                                    2.63%             5.66%           4.89%             4.26% (A)
         Decrease reflected in above expense
         ratio due to waivers/reimbursements
         by the Investment Manager and its
         affiliates                                            0.20%             0.21%           0.20%             0.38% (A)



SUPPLEMENTAL DATA

         Total investment return (B)                           2.62%             5.81%           5.00%             5.23%

         Net assets, end of period                       $520,053,818     $655,429,062     $771,517,180      $720,961,485
                                                         ============     ============     ============      ============

         Average net assets                              $582,423,461     $669,456,012     $793,427,494      $128,275,220
                                                         ============     ============     ============      ============



---------------
*        Portfolio commenced operations on May 20, 1998.

(A)      Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.


                                                                            U.S. GOVERNMENT PORTFOLIO

                                                              Year             Year             Year             Period
                                                              Ended            Ended            Ended             Ended
                                                            April 30,        April 30,        April 30,         April 30,
                                                              2002             2001             2000              1999*
                                                              ----             ----             ----              -----

PER SHARE OPERATING PERFORMANCE

         Net asset value, beginning of period                 $1.000            $1.000          $1.000            $1.000
                                                              ------            ------          ------            ------
         Net investment income                                 0.024             0.055           0.048             0.014
         Distributions from net investment income             (0.024)           (0.055)         (0.048)           (0.014)
                                                              -------           -------         -------           -------

         Net asset value, end of period                       $1.000            $1.000          $1.000            $1.000
                                                              ======            ======          ======            ======


RATIOS

         Ratio of expenses to average net assets               0.76%             0.75%           0.75%             0.75% (A)
         Ratio of net investment income to
         average net assets                                    2.46%             5.54%           4.77%             4.10% (A)
         Decrease reflected in above expense
         ratio due to waivers/reimbursements
         by the Investment Manager and its
         affiliates                                            0.19%             0.19%           0.20%             0.37% (A)



SUPPLEMENTAL DATA

         Total investment return (B)                           2.46%             5.67%           4.88%             1.47%

         Net assets, end of period                       $478,563,651     $560,721,236     $680,196,336     $640,012,038
                                                         ============     ============     ============     ============

         Average net assets                              $511,741,615     $586,109,217     $669,931,306     $117,827,697
                                                         ============     ============     ============     ============



---------------
*        Portfolio commenced operations on May 20, 1998.
(A)      Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.


                                                                               MUNICIPAL PORTFOLIO

                                                              Year              Year             Year             Period
                                                              Ended             Ended            Ended             Ended
                                                            April 30,         April 30,        April 30,         April 30,
                                                              2002              2001             2000              1999*
                                                              ----              ----             ----              -----

PER SHARE OPERATING PERFORMANCE

<         Net asset value, beginning of period                $1.000            $1.000          $1.000            $1.000
                                                              ------            ------          ------            ------
         Net investment income                                 0.015             0.034           0.028             0.010
         Distributions from net investment income             (0.015)           (0.034)         (0.028)           (0.010)
                                                              -------           -------         -------           -------

         Net asset value, end of period                       $1.000            $1.000          $1.000            $1.000
                                                              ======            ======          ======            ======


RATIOS

         Ratio of expenses to average net assets               0.75%             0.74%           0.74%             0.74% (A)
         Ratio of net investment income to
         average net assets                                    1.45%             3.36%           2.82%             2.31% (A)
         Decrease reflected in above expense
         ratio due to waivers/reimbursements
         by the Investment Manager and its
         affiliates                                            0.46%             0.51%           0.39%             0.86% (A)



SUPPLEMENTAL DATA

         Total investment return (B)                           1.47%             3.42%           2.87%             1.07%

         Net assets, end of period                        $31,837,548      $32,780,582      $39,227,692      $40,665,010
                                                          ===========      ===========      ===========      ===========

         Average net assets                               $32,674,141      $34,617,998      $42,806,126       $7,448,507
                                                          ===========      ===========      ===========       ==========



---------------
*        Portfolio commenced operations on May 20, 1998.
(A)      Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

More information on the Portfolios is available upon request, including the following:

SHAREHOLDER REPORTS. Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders.


STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI includes more information about each Portfolio and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered a part of) this prospectus.






You may request free copies of these materials, along with other information about the Portfolios, and make shareholder inquiries by contacting:

TD Waterhouse Investor Services, Inc. Customer Service
100 Wall Street

New York, New York 10005

Telephone:  1-800-934-4448
Hearing impaired:  TTY 1-800-933-0555
Internet site:  http://www.tdwaterhouse.com

Text-only versions of the Portfolios'  prospectus and other documents pertaining
to  the   Portfolios   can  be  viewed  online  or   downloaded   from  the  SEC
(http://www.sec.gov).

You also can review and copy information about each Portfolio, including the SAI, at the SEC's public reference room in Washington, DC. For a duplicating fee, you may obtain copies of this information by writing the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at publicinfo@sec.gov. For more information about these services, call the SEC at 1-202-942-8090.







The Portfolios are series of National Investors Cash Management Fund, Inc., whose investment company registration number is 811-7871.

                                   PROSPECTUS



                                 September 3, 2002



                               NATIONAL INVESTORS

                           CASH MANAGEMENT FUND, INC.

                           MONEY MARKET PLUS PORTFOLIO




                    [NATIONAL INVESTORS SERVICES CORP. LOGO]










AS WITH ANY MUTUAL FUND, THE SECURITIES  AND EXCHANGE  COMMISSION  (SEC) HAS NOT
APPROVED OR DISAPPROVED THE PORTFOLIO'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                           MONEY MARKET PLUS PORTFOLIO

                                TABLE OF CONTENTS

         RISK AND RETURN SUMMARY ..................................    3
         Investment Objective .....................................    3
         Investment Strategies ....................................    3
         Principal Risks ..........................................    3
         Who May Want to Invest ...................................    4
         Past Performance .........................................    4
         Expenses .................................................    4

         HOW TO BUY AND SELL SHARES ...............................    5
         How to Buy Shares ........................................    6
         How to Sell Shares .......................................    7


         SHAREHOLDER INFORMATION ..................................    8
         Telephone Transactions ...................................    8
         Statements and Reports to Shareholders ...................    8
         Pricing Your Shares ......................................    8
         Dividends ................................................    9
         Taxes ....................................................    9


         PORTFOLIO MANAGEMENT......................................    9
         Investment Manager .......................................    9
         Administrator ............................................   10
         Distributor ..............................................   10
         Shareholder Servicing ....................................   10

         FINANCIAL HIGHLIGHTS......................................   10

         FOR MORE INFORMATION .....................................   Back cover

--------------------------------------------------------------------------------

                           MONEY MARKET PLUS PORTFOLIO

RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Money Market Plus Portfolio seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

There is no guarantee that the Portfolio will be able to maintain a stable share price.

INVESTMENT STRATEGIES

The Portfolio is a no-load money market fund. The Portfolio invests in high quality money market securities that the investment manager believes present minimal credit risk.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements. In a repurchase agreement, the Portfolio acquires ownership of a security from a financial institution that agrees to repurchase the security later at a time and price that determine the yield during the Portfolio's holding period. Particular types of money market securities are described in the Portfolio's Statement of Additional Information.

The Portfolio has the flexibility to invest in a broad range of high quality money market securities.

As a money market fund, the Portfolio complies with a range of federal regulations relating to quality, maturity, liquidity and diversification that are designed to promote price stability. Under the maturity standards, the Portfolio maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 397 days (approximately 13 months). Under the quality standards, the Portfolio invests only in securities that at the time of purchase are in the two highest short-term rating categories or are of equivalent quality in the judgment of the Portfolio's investment manager.


The Portfolio may invest in other investment companies consistent with its investment objective and strategies. Any such investments will be made solely in no-load money market funds.


The Portfolio invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Portfolio's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and asset-backed securities and other money market instruments.

PRINCIPAL RISKS


The income from the Portfolio will vary with changes in prevailing interest rates. In addition, the Portfolio's investments are subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities are subject to less credit risk than funds that invest in lower quality securities.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

The Portfolio may be appropriate for the following investors:

     o Investors looking to earn income at current money market rates from a high quality portfolio.

     o    Investors looking for a liquid investment that preserves capital.

     o    Investors pursuing a short-term investment goal.

PAST PERFORMANCE

Because the Portfolio is a new portfolio, it does not have performance history as of the date of this prospectus.

EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.



                                                                            Money Market
                                                                                Plus Portfolio
                                                                                --------------
SHAREHOLDER TRANSACTION FEES (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases                                     None

ANNUAL OPERATING EXPENSES (expenses deducted from Portfolio assets)

Management Fees (3)                                                                  0.35%

Distribution (12b-1) Fees                                                            None

Shareholder Servicing Fees                                                           0.05%

Other Expenses (2)                                                                   0.25%

Total Annual Operating Expenses (2)                                                  0.65%
                                                                                     =====
Fee Waiver and Expense Reimbursement (3)                                            (0.20%)
                                                                                    -------
Net Expenses(3)                                                                      0.45%
                                                                                     =====

-------------
1 Broker-dealers that are not affiliates of the Portfolio's investment manager may impose service fees in connection with the sale of Portfolio shares, no part of which may be received by the Portfolio, the investment manager or affiliates of the investment manager. These fees may differ according to the type of account held by the investor. In addition, you may be subject to a $5.00 fee by National Investor Services Corp. (the "Transfer Agent") if you sell less than $5,000 worth of shares of the Portfolio.

2 Expenses are based on estimated amounts for the Portfolio's fiscal year ending April 30, 2003.


3 Reflects a written agreement by the investment manager and certain of its affiliates to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) for the Portfolio's fiscal year ending April 30, 2003 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio's total operating expenses will not exceed 0.45% on an annual basis during each such fiscal year. The investment adviser and its affiliates have voluntarily agreed to further reduce expenses to 0.35% on an annual basis. Unless stated otherwise, any voluntary expense reductions or fee waivers may be changed or eliminated at any time without prior notice.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR                3 YEARS
                                     ------                -------

Money Market Plus Portfolio            $66                   $208


HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

Shares of the Portfolio are offered exclusively to investors maintaining brokerage, securities, money management or similar accounts with TD Waterhouse Investor Services, Inc. ("TD Waterhouse") or certain other broker-dealers.


ACCOUNT PROTECTION. Within your TD Waterhouse brokerage account, you have access to other investments available at TD Waterhouse such as stocks, bonds, options, and other mutual funds. The securities in your TD Waterhouse brokerage account, including shares of the Portfolios, are fully protected for loss of securities (not including loss due to market fluctuations of securities or economic conditions). Members of Securities Investor Protection Corporation (known as "SIPC"), protects securities customers or its members up to the first $500,000 (including $100,000 for claims for cash). An explanatory brochure is available upon request by calling 1-800-934-4448 or online at www.spic.org. The remaining coverage, which covers securities only, is provided by a private insurance carrier.


INVESTMENT AND BALANCE MINIMUMS. There is a $100,000 minimum for initial purchases ($15,000 for retirement and custodial accounts and $25,000 for TD Waterhouse customers with brokerage account balances of at least $100,000) and a $5,000 minimum for subsequent purchases ($2,000 for retirement and custodial accounts) of shares of the Portfolio. The Portfolio has a minimum balance requirement of $20,000 ($15,000 for retirement and custodial accounts) for each shareholder account. The Portfolio may waive these requirements at any time in its discretion.

Due to the cost of maintaining smaller accounts, the Portfolio reserves the right to redeem, upon not less than 60 days' written notice, all shares in a shareholder's account that falls below the applicable minimum account balance due to redemptions. In addition, Portfolio shares will be subject to automatic redemption if the TD Waterhouse brokerage account in which they are held is closed or TD Waterhouse imposes certain new requirements with respect to its brokerage accounts.

HOW TO BUY SHARES

Shares are purchased at the next net asset value (NAV) per share calculated after an order and payment are received by the Portfolio. There is no sales charge to buy shares of the Portfolio.

The Portfolio reserves the right to suspend the offering of shares for a period of time and to reject any specific purchase order.

CUSTOMERS OF TD WATERHOUSE

TD Waterhouse brokerage customers may purchase shares of the Portfolio by mail or by placing an order directly with a TD Waterhouse Account Officer by telephone at 1-800-934-4448 and pressing option 3. TD Waterhouse also allows the purchase of Portfolio shares by electronic means for customers at www.tdwaterhouse.com.


Whether by mail, telephone or electronically, please indicate your wish to buy shares of the Portfolio and provide the following information:


     o    your TD Waterhouse account number

     o    the  Portfolio  in which  you wish to  invest  --  Money  Market  Plus
          Portfolio

     o the dollar amount you wish to invest or share amount you wish to purchase



BY MAIL. You may buy shares of the Portfolio by mailing a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified on the account to TD Waterhouse Investor Services, Inc., Northeast Operations Center, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311. Current TD Waterhouse customers should include their account number so that the amount can be debited from their brokerage account. New customers should include a check made payable to "National Investor Services Corp." Once you mail your letter, you may not modify or cancel your instructions. TD Waterhouse allows three business days for clearance and shares of the Portfolio will be purchased on the third business day.

BY TELEPHONE. You may purchase shares of the Portfolio by calling your TD Waterhouse Account Officer at 1-800-934-4448 and pressing option 3.

ELECTRONICALLY. Please refer to product and services information regarding TD Waterhouse online and TD TradeDirect(R) (touch-tone trading). The World Wide Web address for TD Waterhouse is http://www.tdwaterhouse.com.

CUSTOMERS OF SELECTED BROKER-DEALERS

Shares may be purchased and redeemed through certain authorized broker-dealers other than TD Waterhouse that have entered into a selling agreement with the Portfolio's distributor ("Selected Brokers"). Affiliates of TD Waterhouse may be Selected Brokers. Selected Brokers may receive payments as a processing agent from the Transfer Agent. In addition, Selected Brokers may charge their customers a fee for their services, no part of which is received by the Portfolio or TD Waterhouse.

Investors who purchase shares through a Selected Broker will be subject to the procedures of their Selected Broker, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those generally applicable to TD Waterhouse customers. Any such charges would reduce the return on an investment in the Portfolio. Investors should acquaint themselves with their Selected Broker's procedures and should read this prospectus in conjunction with any material and information provided by their Selected Broker. Investors who purchase shares of the Portfolio though a Selected Broker may or may not be the shareholder of record. Selected Brokers are responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Certain shareholder services, such as periodic investment programs, may not be available to customers of Selected Brokers or may differ in scope from programs available to TD Waterhouse customers. Shareholders should contact their Selected Broker for further information. The Portfolio may confirm purchases and redemptions of a Selected Broker's customers directly to the Selected Broker, which in turn will provide its customers with confirmation and periodic statements. The Portfolio is not responsible for the failure of any Selected Broker to carry out its obligations to its customer.

HOW TO SELL SHARES

To sell (redeem) shares of the Portfolio, you may use any of the methods outlined below. Shareholders who have invested through a Selected Broker should redeem their shares through the Selected Broker. Portfolio shares are redeemed at the next NAV calculated after receipt by the Portfolio of a redemption request in proper form.

With every request to sell shares, you will need to include the following information:

     o    your TD Waterhouse account number

     o    the name of the Portfolio -- Money Market Plus Portfolio

     o    the dollar or share amount you wish to sell


BY MAIL. You may sell shares by sending a letter of instruction with the information indicated above, signed by one of the registered account holders in the exact form specified on the account to TD Waterhouse Investor Services, Inc., Northeast Operations Center, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311. Once you mail your letter, you may not modify or cancel your instructions.

BY TELEPHONE. You may sell shares of the Portfolio by calling your TD Waterhouse Account Officer at 1-800-934-4448 and pressing option 3.

ELECTRONICALLY. Please refer to product and services information regarding TD Waterhouse online and TD TradeDirect(R) (touch-tone trading). The World Wide Web address for TD Waterhouse is http://www.tdwaterhouse.com.

PAYMENT. The proceeds of the redemption of your Portfolio shares ordinarily will be credited to your brokerage account the following business day after receipt by the Portfolio of your redemption request in proper form, but not later than seven calendar days after an order to sell shares is received. If you purchased shares by check, proceeds may be held in your brokerage account to allow for clearance of the check (which may take up to ten calendar days). The Portfolio reserves the right to make redemption payments in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Portfolio's NAV per share.

You may be charged a $5.00 fee by the Transfer Agent if you sell less than $5,000 worth of shares of the Portfolio.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

As a customer of TD Waterhouse you automatically have the privilege of purchasing or redeeming Portfolio shares by telephone. TD Waterhouse and the Portfolio will employ reasonable procedures to verify the genuineness of telephone redemption requests. These procedures involve requiring certain personal identification information. If such procedures are not followed, TD Waterhouse and the Portfolio may be liable for any losses due to unauthorized or fraudulent instructions. Neither TD Waterhouse nor the Portfolio will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. You should verify the accuracy of your account statements immediately after you receive them and contact a TD Waterhouse Account Officer if you question any activity in the account.

The Portfolio reserves the right to refuse to honor requests made by telephone if the Portfolio believes them not to be genuine. The Portfolio also may limit the amount involved or the number of such requests. During periods of drastic economic or market change, telephone redemption privileges may be difficult to implement. The Portfolio reserves the right to terminate or modify this privilege at any time.

STATEMENTS AND REPORTS TO SHAREHOLDERS

The Portfolio does not issue share certificates but records your holdings in noncertificated form. Your Portfolio activity is reflected in your TD Waterhouse brokerage account statement. The Portfolio provides you with audited annual and unaudited semi-annual financial statements. To reduce expenses, only one copy of each of the annual and semi-annual financial statements and prospectus of the Portfolio, and any proxy statement or information statement relating to the Portfolio, will be sent to a single household without regard to the number of shareholders residing at such household, unless you request otherwise by calling 1-800-934-4448 and pressing option 4, or by sending a written request to TD Waterhouse at the address listed on the back cover page of this prospectus. TD Waterhouse will begin sending separate copies to your household within 30 days of receipt of your request.

PRICING YOUR SHARES

The  Portfolio  is open for  business  on days when the New York Stock  Exchange
(NYSE) is open for regular trading and the Federal Reserve Bank of New York (the "Fed") is open. In addition, the Portfolio may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The price of the Portfolio's shares on any given day is their NAV. The Portfolio calculates its NAV per share each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. (Eastern time). The Portfolio's shares are purchased and sold at the next NAV per share calculated after an order and, in the case of purchase orders, payment are received by the Portfolio in the manner described under "How to Buy and Sell Shares."

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).


To the extent that portfolio securities are traded in other markets on days when the NYSE or the Fed is closed, a Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares. In addition, trading in some of a Portfolio's portfolio securities may not occur on days when the Portfolio is open for business.

Like most money market funds, the Portfolio values its portfolio securities at amortized cost, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. This method of valuation minimizes the effect of changes in a security's market value and helps the Portfolio to maintain a stable $1.00 share price. The Board of Directors has adopted procedures pursuant to which the NAV of the Portfolio, as determined under the amortized cost method, is monitored in relation to the market value of the Portfolio.

DIVIDENDS

On each day that the NAV of the Portfolio is determined, the Portfolio's net investment income will be declared at 4:00 p.m. (Eastern time) as a daily dividend to shareholders of record as of the previous business day's last calculation of NAV. All expenses are accrued daily and are deducted before declaration of dividends to investors. Net capital gains, if any, realized by the Portfolio will be distributed at least annually.

Dividends are declared daily and reinvested monthly. Dividends and distributions from the Portfolio will be reinvested in additional full and fractional shares of the Portfolio at the NAV next determined after their payable date. You may elect to receive any monthly dividend in cash by submitting a written election to TD Waterhouse by the tenth day of the specific month to which the election to receive cash relates.

TAXES


Dividends derived from interest and short-term capital gains generally are taxable to a shareholder as ordinary income even though they are reinvested in additional Portfolio shares. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to individual shareholders of the Portfolio at the maximum rate of 20% regardless of the length of time the shareholder may have held shares in the Portfolio at the time of the distribution. Due to the nature of its investments, the Portfolio's distributions will consist primarily of ordinary income.

Dividends representing taxable net investment income (such as net interest income from the Portfolio's investments and any net short-term capital gains) are taxable to shareholders as ordinary income.

Corporate shareholders will not be eligible for the dividends-received deduction with respect to dividends paid by the Portfolio.


Market discount recognized on taxable and tax-exempt securities is also taxable as ordinary income and is not treated as excludable income.

Required tax information will be provided annually. You are encouraged to retain copies of your account statements or year-end statements for tax reporting purposes. However, if you have incomplete records, you may obtain historical account transaction information for a reasonable fee.

You should consult your tax adviser regarding specific questions as to federal, state and local taxes.

PORTFOLIO MANAGEMENT
-------------------------------------------------------------------------------

INVESTMENT MANAGER

TD Waterhouse Asset Management, Inc., 100 Wall Street, New York, NY 10005, is the Portfolio's investment manager. The investment manager formulates guidelines and lists of approved investments for the Portfolio, makes decisions and places orders for the Portfolio's purchases and sales of portfolio securities and maintains records relating to such purchases and sales.

For its services, the investment manager is entitled to an annual fee, accrued daily and payable monthly, on a graduated basis equal to 0.35% of the first $1 billion of average daily net assets of the Portfolio, 0.34% of the next $1 billion, and 0.33% of assets over $2 billion. The investment manager and certain of its affiliates have agreed in writing to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) for the Portfolio's fiscal year ending April 30, 2003 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio's total operating expenses will not exceed 0.45% on an annual basis during each such fiscal year. The investment adviser and its affiliates have voluntarily agreed to further reduce expenses to 0.35% on an annual basis. Unless stated otherwise, any voluntary expense reductions or fee waivers may be changed or eliminated at any time without prior notice.


In addition to the Portfolio, the investment manager currently serves as investment manager to the other portfolios of National Investors Cash Management Fund, Inc., TD Waterhouse Family of Funds, Inc., TD Waterhouse Trust and TD Waterhouse National Bank, N.A. and as of July 31, 2002, had total assets under management in excess of $13.6 billion.


ADMINISTRATOR

TD Waterhouse, an affiliate of the investment manager, provides certain administrative services to the Portfolio. For its services as administrator, TD Waterhouse is entitled to receive from the Portfolio an annual fee, payable monthly, of 0.10% of the Portfolio's average daily net assets. TD Waterhouse has entered into an agreement with Funds Distributor, Inc. ("FDI") whereby FDI performs certain administrative services for the Portfolio. TD Waterhouse pays FDI's fees for providing these services.

DISTRIBUTOR

FDI acts as distributor of the Portfolio's shares for no compensation.

SHAREHOLDER SERVICING

The Portfolio's Shareholder Servicing Plan permits the Portfolio to pay banks, broker-dealers or other financial institutions (including TD Waterhouse and its affiliates) for shareholder support services they provide, at a rate of 0.05% of the average daily net assets of the Portfolio. These services may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table on the following page is intended to help you understand the Portfolio's financial performance for the indicated period. Certain information reflects financial results for a single share of the Portfolio. The total return amount in the table represents the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Portfolio's financial statements, are included in the annual report, which is available upon request by calling TD Waterhouse at 1-800-934-4448.

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                                            Period Ended
                                                                                           April 30, 2002*


         PER SHARE OPERATING PERFORMANCE


                  Net asset value, beginning of period                                        $1.000
                                                                                              ------
                  Net investment income                                                        0.001
                  Distributions from net investment income                                    (0.001)
                                                                                              -------


         Net asset value, end of period                                                       $1.000
                                                                                              ======

         RATIOS


                  Ratio of expenses to average net assets                                      0.45% (A)
                  Ratio of net investment  income to average  net assets                       1.56% (A)
                  Decrease reflected in above expense ratio due to waivers/reimbursements
                  by the Investment Manager and its affiliates                                 0.34% (A)


         SUPPLEMENTAL DATA

                  Total investment return (B)                                                  1.53% (A)


                  Net assets, end of period                                              $50,053,306

         Average net assets                                                              $50,002,109

---------------
*        The Portfolio commenced operations on April 4, 2002.
(A)      Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

More information on the Portfolio is available upon request, including the following:

SHAREHOLDER REPORTS. Additional information about the Portfolio's investments is available in the Portfolio's annual report to shareholders.


STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI includes more information about the Portfolio and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered a part of) this prospectus.


You may request free copies of these materials, along with other information about the Portfolio, and make shareholder inquiries by contacting:

TD Waterhouse Investor Services, Inc. Customer Service
100 Wall Street
New York, New York 10005

Telephone:  1-800-934-4448
Hearing impaired:  TTY 1-800-933-0555
Internet site:  http://www.tdwaterhouse.com

Text-only versions of the Portfolio's  prospectus and other documents pertaining
to  the   Portfolio   can  be  viewed   online  or   downloaded   from  the  SEC
(http://www.sec.gov).

You also can review and copy information about the Portfolio, including the SAI, at the SEC's public reference room in Washington, DC. For a duplicating fee, you may obtain copies of this information by writing the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at publicinfo@sec.gov. For more information about these services, call the SEC at 1-202-942-8090.




The Portfolio is a series of National Investors Cash Management Fund, Inc., whose investment company registration number is 811-7871.

                               NATIONAL INVESTORS

                           CASH MANAGEMENT FUND, INC.

                                 100 Wall Street

                            New York, New York 10005

                                 1-800-934-4448

                       STATEMENT OF ADDITIONAL INFORMATION

                                 SEPTEMBER 3, 2002


This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the prospectus dated September 3, 2002 (the "Prospectus") for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each a "Portfolio"), each a series of National Investors Cash Management Fund, Inc. (the "Company"). The Prospectus is incorporated by reference into this SAI.


Each Portfolio's financial statements and financial highlights for the fiscal year ended April 30, 2002, including the independent auditors' report thereon, are included in the Portfolio's Annual Report and are incorporated herein by reference.

To obtain a free copy of the Prospectus or Annual Report, please write to National Investors Cash Management Fund, Inc., Customer Service, at 100 Wall Street New York, New York 10005 or call 1-800-934-4448 and press option 4.


                                TABLE OF CONTENTS

                                                                            PAGE

         GENERAL INFORMATION ABOUT THE COMPANY.................................2

         INVESTMENT POLICIES AND RESTRICTIONS .................................2

         PORTFOLIO TRANSACTIONS ..............................................19

         MANAGEMENT OF THE COMPANY............................................21

         INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES ..............26

         DIVIDENDS AND TAXES .................................................33

         SHARE PRICE CALCULATION .............................................36

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ......................37

         PERFORMANCE .........................................................38

         SHAREHOLDER INFORMATION .............................................40

         ANNEX - RATINGS OF INVESTMENTS ......................................42

                               NATIONAL INVESTORS
                           CASH MANAGEMENT FUND, INC.

--------------------------------------------------------------------------------


GENERAL INFORMATION ABOUT THE COMPANY


The Company is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Company was organized as a corporation under Maryland law on August 19, 1996. Because the Company offers multiple portfolios (including the Portfolios), it is known as a "series company." The Company currently has four investment portfolios with separate investment objectives and policies. The other investment portfolio of the Company, which is offered through a separate prospectus, is the Money Market Plus Portfolio. On September 1, 1999, the Portfolios were renamed from their former names -- the Jack White Money Market Portfolio, the Jack White U.S. Government Portfolio and the Jack White Municipal Portfolio.


Each Portfolio is "diversified" as that term is defined in the Investment Company Act. The investment manager of the Portfolios is TD Waterhouse Asset Management, Inc. (the "Investment Manager").

INVESTMENT POLICIES AND RESTRICTIONS

Each Portfolio's investment objective, and its investment policies and restrictions that are designated as fundamental, may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Portfolio. Except as otherwise indicated, however, each Portfolio's investment policies are not fundamental and may be changed without shareholder approval. As defined in the Investment Company Act, and as used herein, the term "majority of the outstanding voting securities" of a Portfolio means, the vote of the holders of the lesser of (i) 67% of the shares of the Portfolio present or represented by proxy at a meeting where more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.

The following policies and restrictions supplement those set forth in the Prospectus. Each Portfolio's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the Portfolios.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other assets, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and restrictions.

As money market funds, the Portfolios rely on Rule 2a-7 under the Investment Company Act, as amended ("Rule 2a-7"), in their pursuit of a stable net asset value. Rule 2a-7 imposes certain quality, maturity, liquidity and diversification standards on the operation of the Portfolios. See "Rule 2a-7 Matters" below.

ASSET-BACKED SECURITIES

Each Portfolio may invest in securities backed by pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. The U.S. Government Portfolio will invest in asset-backed securities only to the extent that such securities are considered government securities as described below.

BANK OBLIGATIONS

Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. savings and loan institutions, U.S. branches of foreign banks, and foreign branches of foreign banks.

Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Portfolio but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Portfolio's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on a Portfolio's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Portfolio's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office. Investments in foreign bank obligations are limited to banks and branches located in countries that the Investment Manager believes do not present undue risk.

Investment in foreign bank obligations is subject to the additional risks associated with foreign securities.

BORROWING

Each  Portfolio  may  borrow  from  banks  and  engage  in  reverse   repurchase
agreements. As a matter of fundamental policy, each Portfolio will limit borrowings (including any reverse repurchase agreements) to amounts not in excess of 33 1/3% of the value of the Portfolio's total assets less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. As a non-fundamental policy, a Portfolio will borrow money only as a temporary measure for defensive or emergency purposes, in order to meet redemption requests without immediately selling any portfolio securities. No Portfolio will borrow from banks for leverage purposes. As a matter of fundamental policy, a Portfolio will not purchase any security, other than a security with a maturity of one day, while reverse repurchase agreements or borrowings representing more than 5% of its total assets are outstanding.

CERTIFICATES OF PARTICIPATION

The Municipal Portfolio may invest in certificates of participation. Certificates of participation may be variable rate or fixed rate with remaining maturities of one year or less. A certificate of participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the municipal security supporting the payment of principal and interest on the certificate of participation. Payments of principal and interest would be dependent upon the underlying municipal security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issuer of certificates of participation is based primarily upon the rating of the municipal security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Investment Manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate of participation and in determining whether the certificate of participation is appropriate for investment by the Portfolio. It is anticipated by the Investment Manager that for most publicly offered certificates of participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its certificates of participation prior to maturity to the issuer or third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the municipal security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

COMMERCIAL PAPER AND SIMILAR SECURITIES

Corporate debt securities include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliates' current obligations and is frequently unsecured. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Variable rate demand notes are unsecured notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable rate demand notes are redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. Since these notes are direct lending arrangements between a Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Portfolio may demand payment of principal and accrued interest at any time. Variable rate demand notes must satisfy the same criteria as set forth above for commercial paper.

Loan participation interests represent interests in senior, unsecured, working capital loans, which rank on the same priority and security level as commercial paper. They are generally issued by corporate entities that require some short-term funding but lack the large borrowing need or legal status required to establish a commercial paper program. These interests are actively marketed to money market funds and other short-term investors by a number of dealers. These selling banks are also the originators of the underlying bank loans. The selling banks reserve the right to allow any secondary marketing or repurchases of loan participation interests.

Loan participation interests are sold on a non-recourse basis; in the event of default of the borrower, an investor would have no direct claim on the borrower, but rather, would look to the selling bank to proceed against the borrower. In fact, investors must rely on the selling bank to remit all principal and interest from loan participation interests on a regular basis.

A Portfolio will invest only in commercial paper rated in one of the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), or commercial paper or notes of issuers with a debt issue (which is comparable in priority and security with the commercial paper or notes) rated in one of the two highest rating categories for short-term debt obligations by an NRSRO, or unrated commercial paper or notes of comparable quality as determined by the Investment Manager, or commercial paper secured by a letter of credit issued by a domestic or foreign bank rated in the highest rating category by an NRSRO. For a description of ratings issued by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), two NRSROs, see "Annex - Ratings of Investments."

CREDIT ENHANCEMENT FEATURES

Each Portfolio may invest in securities subject to letters of credit or other credit enhancement features. Such letters of credit or other credit enhancement features are not subject to federal deposit insurance, and changes in the credit quality of the issuers of such letters of credit or other credit enhancement features could cause losses to a Portfolio and affect its share price.

FOREIGN SECURITIES

Each Portfolio, other than the Municipal Portfolio, may invest in bank obligations of the foreign branches of U.S. banks, and their non-U.S. branches (Eurodollars), U.S. branches of foreign banks (Yankee dollars), and foreign branches of foreign banks. Each Portfolio also may invest in U.S. dollar-denominated securities issued or guaranteed by foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and foreign financial institutions.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and the Company may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, increased taxation, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

FUNDING AGREEMENTS

The Money Market Portfolio may invest in funding agreements. Funding agreements are insurance contracts between an investor and an insurance company. For the issuer (insurance company) they represent senior obligations under an insurance product. For the investor, and from an Internal Revenue Service and Securities and Exchange Commission ("SEC") perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general account of the issuing entity and rank on the same priority level as other policyholder claims.

Funding agreements are typically issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid by the Portfolio.

These agreements are regulated by the state insurance board in the state where they are executed.

GOVERNMENT SECURITIES

Each Portfolio may invest in government securities. The term "government securities" for this purpose includes marketable securities and instruments issued or guaranteed by the U.S. government or by its agencies or instrumentalities, and repurchase agreements with respect to such obligations. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the U.S. government, including, but not limited to, obligations of the Federal

Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration. In other cases, payment of interest and principal is not guaranteed, e.g., obligations of the Student Loan Marketing Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Tennessee Valley Authority, Federal Home Loan Bank, and the Federal Farm Credit Bank. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

ILLIQUID SECURITIES

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. In determining the liquidity of a Portfolio's investments, the Investment Manager may consider various factors, including (i) the unregistered nature of the security, (ii) the frequency of trades and quotations for the security, (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (iv) the willingness of dealers to undertake to make a market in the security, (v) the trading and markets for the security, and (vi) the nature of the security and the nature of trading in the marketplace, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.


Investments currently considered by the Portfolios to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days upon notice. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by or under the direction of the Board of Directors. If through a change in values, net assets, or other circumstances, a Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity which may include disposing of illiquid assets. If a Portfolio decides to sell illiquid securities, such sale might be at a disadvantageous time or at a disadvantageous price.


For purposes of the 10% limit on illiquid securities, Rule 144A securities will not be considered to be illiquid so long as the Investment Manager determines, in accordance with procedures adopted by the Board of Directors, that such securities have a readily available market. The Investment Manager will monitor the liquidity of such securities subject to the supervision of the Board of Directors.

Municipal lease obligations will not be considered illiquid for purposes of a Portfolio's 10% limitation on illiquid securities, provided the Investment Manager determines that there is a readily available market for such securities. With respect to municipal lease obligations, the Investment Manager will consider, pursuant to procedures adopted by the Board of Directors, the general credit quality of the municipality including, in the case of unrated municipal lease obligations, an analysis of such factors as (i) whether the lease can be cancelled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics);
(iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and any other factors unique to municipal lease obligations as determined by the Investment Manager.

INVESTMENT COMPANY SECURITIES

Each Portfolio may invest in securities issued by other investment companies to the extent that such investments are consistent with the Portfolio's investment objectives and policies and are permissible under the Investment Company Act. Under the Investment Company Act, a Portfolio and other affiliated funds may not acquire more than 3% of the outstanding securities of any one investment company. In addition, each Portfolio will limit its investments in other investment companies in accordance with the diversification and quality requirements of such Portfolio. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations. Such investments will be made solely in other no-load money market funds.

MUNICIPAL SECURITIES

Each Portfolio, except the U.S. Government Portfolio, may invest in municipal securities. The Municipal Portfolio invests primarily in municipal securities. Municipal securities include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges or other entities).

Municipal securities include municipal bonds, notes and leases. Municipal securities may be zero-coupon securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities historically have not been subject to registration with the SEC, although there have been proposals that would require registration in the future.

The Investment Manager relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is appropriate, with respect to its tax status, to be purchased by a Portfolio.

Municipal securities may include other securities similar to those described below that are or may become available.

MUNICIPAL BONDS. Municipal bonds can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

Municipal bonds include tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Such obligations, which may include lease arrangements, are included within the term "municipal securities" if the interest paid thereon qualifies as exempt from federal income tax (other than the Alternative Minimum Tax (AMT)).

Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. General obligation bonds are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities, or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

Municipal bonds are considered private activity bonds if they are issued to raise money for privately owned or operated facilities used for such purposes as production or manufacturing, housing, health care and other nonprofit or charitable purposes. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's owner or user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

The types of projects for which private activity bonds may bear tax-exempt interest under the Internal Revenue Code of 1986, as amended (the "Code") have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986, and continue to be subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of organizations described in Section 501(c)(3) of the Code, multi-family rental housing facilities, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing could become increasingly limited.

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. Examples of municipal notes are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments  under the lease or  contract  unless  money is  appropriated  for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. A Portfolio's ability to recover under such a lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure proves difficult. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds.

Investment in municipal lease obligations is generally made indirectly (i.e., not as a lessor of the property) through a participation interest in such obligations owned by a bank or other third party. A participation interest gives the investor a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.


CERTAIN TAX ASPECTS. Municipal securities are also categorized according to whether the interest is or is not includable in the calculation of alternative minimum tax imposed on individuals, according to whether the costs of acquiring or carrying the securities are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt securities, industry practice has uniformly required, as a condition to the issuance of the securities, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the securities.


TAXABLE INVESTMENTS (MUNICIPAL PORTFOLIO). The Municipal Portfolio anticipates being as fully invested as practicable in municipal securities; however, there may be occasions when, as a result of maturities of portfolio securities, sales of Portfolio shares, or in order to meet redemption requests, the Portfolio may hold cash or cash equivalents. In addition, there may be occasions when, in order to raise cash to meet redemptions, the Portfolio may be required to sell securities at a loss.


From time to time, the Portfolio may invest a portion of its assets on a temporary basis in fixed-income obligations whose interest is subject to federal income tax. For example, the Portfolio may invest in obligations whose interest is federally taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities. Should the Portfolio invest in federally taxable obligations, it would purchase securities that in the Investment Manager's judgment are of high quality. These would include obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. In addition, the Portfolio may deviate from its investment policies and may adopt temporary defensive measures when significant adverse market, economic, political or other circumstances require immediate action in order to avoid losses. During such periods, the Portfolio may temporarily invest its assets, without limitation, in taxable money market investments. The Portfolio will purchase taxable obligations only if they meet its quality requirements.


ADDITIONAL RISK CONSIDERATIONS. The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the Portfolio's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Municipal Portfolio's holdings would be affected and the Board of Directors would reevaluate the Portfolio's investment objective and policies.

PUT FEATURES

Put features entitle the holder to sell a security (including a repurchase agreement) back to the issuer or a third party at any time or at specific intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from domestic or foreign banks. The Investment Manager may rely on its evaluation of a bank's credit in determining whether to purchase a security supported by a letter of credit. In evaluating a foreign bank's credit, the Investment Manager will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect the bank's ability to honor its credit commitment. Demand features, standby commitments, and tender options are types of put features.

REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Repurchase agreements are, in effect, loans collateralized by the underlying securities. Maturity of the securities subject to repurchase may exceed one year. It is each Portfolio's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Investment Manager, however, it does not presently appear possible to eliminate all risks from these transactions. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables a Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Portfolio with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

While a reverse repurchase agreement is outstanding, a Portfolio will segregate appropriate liquid assets to cover its obligation under the agreement. Each Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Investment Manager.

RULE 144A SECURITIES

If otherwise consistent with its investment objectives and policies, each Portfolio may invest in Rule 144A securities. Rule 144A securities are securities that are not registered under the Securities Act of 1933 but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act of 1933. Any such security will not be considered illiquid so long as it is determined by the Company's Board of Directors or the Investment Manager, acting under guidelines approved and monitored by the Company's Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

RULE 2A-7 MATTERS

Each Portfolio must comply with the requirements of Rule 2a-7. Under the applicable quality requirements of Rule 2a-7, the Portfolios may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "eligible securities" as defined in Rule 2a-7. Generally, eligible securities are divided into "first tier" and "second tier" securities. First tier securities are generally those in the highest rating category (e.g., A-1 by S&P) or unrated securities deemed to be comparable in quality, government securities and securities issued by other money market funds. Second tier securities are generally those in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed to be comparable in quality. See "Annex - Ratings of Investments."

Except to the limited extent permitted by Rule 2a-7 and except for government securities, no Portfolio may invest more than 5% of its total assets in the securities of any one issuer.

The Money Market Portfolio may not invest more than 5% of its total assets in second tier securities. In addition, the Money Market Portfolio may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer. The Municipal Portfolio's investment in second tier "conduit securities" (as defined in Rule 2a-7) is limited to 5% of its total assets and, with respect to second tier conduit securities issued by a single issuer, the greater of $1 million or 1% of the Portfolio's total assets. Generally, conduit securities are securities issued to finance non-governmental private projects, such as retirement homes, private hospitals, local housing projects, and industrial development projects, with respect to which the ultimate obligor is not a government entity.

Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

SECTION 4(2) PAPER

Each Portfolio, except the U.S. Government Portfolio, may invest in Section 4(2) paper. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as a Portfolio, who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Investment Manager considers legally restricted but readily saleable Section 4(2) paper to be liquid. However, pursuant to procedures adopted by the Company's Board of Directors, if an investment in Section 4(2) paper is not determined by the Investment Manager to be liquid, that investment will be included within the 10% limitation on illiquid securities. The Investment Manager will monitor the liquidity of a Portfolio's investments in
Section 4(2) paper on a continuous basis.

SECURITIES LENDING

Each Portfolio may lend portfolio securities in amounts up to 33 1/3% of its respective total assets to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Portfolio and are at all times secured by cash or by equivalent collateral. By lending its portfolio securities, a Portfolio will receive income while retaining the securities' potential for capital appreciation. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, such loans of securities will only be made to firms deemed to be creditworthy by the Investment Manager.

STANDBY COMMITMENTS

The Municipal Portfolio may acquire standby commitments. Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Municipal Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the

Municipal Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Investment Manager may rely upon its evaluation of a bank's credit in determining whether to invest in an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolio; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

STRIPPED GOVERNMENT SECURITIES

Each Portfolio, except the Municipal Portfolio, may purchase U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities), which are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. These instruments are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. REFCORP Strips are eligible investments for the Money Market Portfolio and the U.S. Government Portfolio. The Money Market Portfolio can purchase privately stripped government securities, which are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts
(TIGRs), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the Financing Corporation (FICO) can also be stripped in this fashion. Because of the view of the SEC on privately stripped government securities, the Money Market Portfolio must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds.

TENDER OPTION BONDS

The Municipal Portfolio may purchase tender option bonds. Tender option bonds are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Municipal Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every

397 days. In selecting tender option bonds for the Portfolio, the Investment Manager will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on an interest payment.

VARIABLE OR FLOATING RATE OBLIGATIONS


Each Portfolio may invest in variable rate or floating rate obligations. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. The interest rate of variable rate obligations ordinarily is determined by reference to or is a percentage of an objective standard such as the London Interbank Offered Rate
(IBOR), the Federal Funds Rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on variable rate obligations reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Each Portfolio determines the maturity of variable rate obligations and floating rate obligations in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

WHEN-ISSUED AND DELAYED DELIVERY BASIS SECURITIES

Each Portfolio may invest in when-issued and delayed delivery basis securities. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities on a when-issued or delayed delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. A security purchased on a when-issued basis is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Because a Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with each Portfolio's other investments. If a Portfolio remains substantially fully invested at a time when when-issued or delayed delivery purchases are outstanding, the purchases may result in a form of leverage. At the time of delivery of the securities, the value may be more or less than the purchase price and an increase in the percentage of the Portfolio's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Portfolio's net asset value.


When a Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. Each Portfolio may renegotiate when-issued or delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses. The sale of such securities by the Municipal Portfolio may result in the realization of gains that are not exempt from federal income tax.

In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, a Portfolio will consider them to have been purchased on the date when it committed itself to the purchase. When when-issued or delayed delivery purchases are outstanding, a Portfolio will segregate appropriate liquid assets to cover its purchase obligations. A Portfolio will make commitments to purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring or disposing of the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable.

ZERO COUPON BONDS

Each Portfolio may invest in zero coupon bonds. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

                        --------------------------------


FUTURE DEVELOPMENTS

Each Portfolio may invest in securities and in other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with such Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and/or SAI will be amended or supplemented as appropriate to discuss any such new investments.

THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF EACH PORTFOLIO OF THE COMPANY. EACH PORTFOLIO (UNLESS NOTED OTHERWISE) MAY NOT:

(1) with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) with respect to the Municipal Portfolio, normally invest less than 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax, but may be subject to federal alternative minimum tax liability;

(3)  issue senior  securities,  except as permitted under the Investment Company
     Act;

(4) make short sales of securities or purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(5) borrow money, except that each Portfolio may: (i) borrow money for temporary defensive or emergency purposes (not for leveraging or investment), (ii) engage in reverse repurchase agreements for any purpose, and (iii) pledge its assets in connection with such borrowing to the extent necessary; provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. A Portfolio will not purchase any security, other than a security with a maturity of one day, while reverse repurchase agreements or borrowings representing more than 5% of its total assets are outstanding;

(6) act as an underwriter (except as it may be deemed such in a sale of restricted securities);

(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; or, in the case of the Municipal Portfolio, tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision, agency or instrumentality of any of the foregoing) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Money Market Portfolio may invest more than 25% of its total assets in the financial services industry and the Municipal Portfolio may invest more than 25% of its total assets in industrial development bonds related to a single industry. The Money Market Portfolio specifically reserves the right to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by U.S. banks including their foreign branches, and U.S. branches of foreign banks, in accordance with its investment objectives and policies;

(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(9) buy or sell commodities or commodity (futures) contracts, except for financial futures and options thereon. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts;

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(11) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or to the extent otherwise permitted by the Investment Company Act; however, a Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Portfolio.

THE FOLLOWING INVESTMENT RESTRICTIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL. EACH PORTFOLIO DOES NOT CURRENTLY INTEND TO:

(1) purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or a security subject to a "guarantee issued by a non-controlled person," as defined in Rule 2a-7) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer, provided that a Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days;


(2) purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements not entitling the holder to payment of principal and interest within seven days upon notice and securities restricted as to disposition under federal securities laws, except for commercial paper issued in reliance on the "private placement" exemption afforded by Section 4(2) of the Securities Act of 1933
         ("Section 4(2) paper"), securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), and other securities, that are determined to be liquid pursuant to procedures adopted by the Company's Board of Directors;

(3)      invest in financial futures and options thereon; or

(4) With respect to the U.S. Government Portfolio, normally invest not less than 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by such obligations; provided, further, that any change to such policy shall require a notice to shareholders at least 60 days prior to such change.


PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of each Portfolio in relation to movements in the general level of interest rates, to invest money obtained from the sale of Portfolio shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Portfolio shares. This may increase or decrease the yield of a Portfolio depending upon the Investment Manager's ability to correctly time and execute such transactions. Each Portfolio normally intends to hold its portfolio securities to maturity. The Portfolios do not intend to trade portfolio securities although they may do so to take advantage of short-term market movements.

The Investment Manager places orders for the purchase and sale of assets with brokers and dealers selected by and in the discretion of the Investment Manager. In placing orders for the Portfolio's portfolio transactions, the Investment Manager seeks "best execution" (i.e., prompt and efficient execution at the most favorable prices). Consistent with the policy of "best execution," orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firms' professional services which include execution, clearance procedures, reliability and other factors. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Investment Manager may give consideration to those firms that provide market, statistical and other research information to the Company and the Investment Manager, although the Investment Manager is not authorized to pay higher prices to firms that provide such services. Any research benefits derived from such services are available for all clients of the Investment Manager and may not be used in connection with the Portfolios. Because statistical and other research information is only supplementary to the Investment Manager's research efforts and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to significantly reduce its expenses. In no event will a broker-dealer that is affiliated with the Investment Manager receive brokerage commissions in recognition of research services provided to the Investment Manager.

The Company expects that purchases and sales of portfolio securities usually will be principal transactions. Fixed income portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask prices. In the case of securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.


The Investment Manager may employ broker-dealer affiliates of the Investment Manager (collectively "Affiliated Brokers") to effect portfolio transactions for the Portfolios, provided certain conditions are satisfied. Payment of brokerage commissions to Affiliated Brokers is subject to Section 17(e) of the Investment Company Act and Rule 17e-1 thereunder, which require, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker that is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. The Board of Directors, including a majority of the directors who are not "interested persons" of the Company within the meaning of such term as defined in the Investment Company Act ("Independent Directors"), has adopted procedures to ensure that commissions paid to Affiliated Brokers by the Portfolios satisfy the standards of Section 17(e) and Rule 17e-1.


The investment decisions for each Portfolio will be reached independently from those for each other and for other accounts, if any, managed by the Investment Manager. On occasions when the Investment Manager deems the purchase or sale of securities to be in the best interest of one or more Portfolios as well as other clients of the Investment Manager, the Investment Manager, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in accordance with its policy for aggregation of orders, as in effect from time to time. In some cases this procedure may affect the size or price of the position obtainable for a Portfolio.


MANAGEMENT OF THE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Responsibility for overall management of the Company rests with its Board of Directors in accordance with Maryland law.

The  following  table  contains  certain  information   regarding  the  National
Investors Cash Management Fund, Inc. (the "Fund") Directors and Executive Officers. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended (the 1940 Act), are referred to as "Independent Directors". The Director who is deemed to be an "interested person" of the Fund is referred to as an "Interested Director". "Fund Complex" includes the Fund, TD Waterhouse Family of Funds, Inc. and TD Waterhouse Trust, investment companies advised by TD Waterhouse Asset
Management, Inc. The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer
Service,   100  Wall  Street,   New  York,   New  York  10005,   or  by  calling
1-800-934-4448.

-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
                                              TERM OF                                     NUMBER OF
                                              OFFICE                                      PORTFOLIOS
                                              WITH                                        IN FUND
                                              FUND AND           PRINCIPAL                COMPLEX         OTHER
                                 POSITION(S)  LENGTH           OCCUPATION(S)              OVERSEEN   DIRECTORSHIPS(1)
        NAME, ADDRESS            HELD WITH    OF TIME           DURING PAST               BY             HELD BY
            AND AGE               THE FUND    SERVED +             5 YEARS                DIRECTOR    DIRECTOR ++
-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
     Independent Directors+++
-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
RICHARD W. DALRYMPLE              Director     Since:    President of Teamwork              17           None
                                               2/26/98   Management, Inc since
70 West Red Oak Lane                                     January 1997; Trustee of The
White Plains, NY 10604                                   Shannon McCormack Foundation
                                                         since 1988, the Kevin Scott
Age: 59                                                  Dalrymple Foundation since
                                                         1993 and a Director of the
                                                         National Center for
                                                         Disability Services since
                                                         1983; Director of Dime
                                                         Bancorp, Inc. from 1990
                                                         through January 2002.
-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------


                                       21


-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
                                              TERM OF                                     NUMBER OF
                                              OFFICE                                      PORTFOLIOS
                                              WITH                                        IN FUND
                                              FUND AND           PRINCIPAL                COMPLEX         OTHER
                                 POSITION(S)  LENGTH           OCCUPATION(S)              OVERSEEN   DIRECTORSHIPS(1)
        NAME, ADDRESS            HELD WITH    OF TIME           DURING PAST               BY             HELD BY
            AND AGE               THE FUND    SERVED +             5 YEARS                DIRECTOR    DIRECTOR ++
-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
PETER B.M. EBY                    Director     Since:    Vice Chairman and Director         17       Director of
                                               6/06/02   of Nebitt Burns Inc. until                     Leons
6 Corrigan Close                                         October 1998.                                Furniture
Toronto, Ontario                                                                                    Limited since
Canada, M4N 3U6                                                                                       May 1997;
                                                                                                     Director of
Age: 64                                                                                                Westfair
                                                                                                    Foods Limited
                                                                                                      since May
                                                                                                        1999;
                                                                                                     Director of
                                                                                                    George Weston
                                                                                                      Ltd. since
                                                                                                      May 2002;
                                                                                                     Director of
                                                                                                     Sixty Split
                                                                                                     Corp. since
                                                                                                     March 2001.

-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
THEODORE ROSEN                    Director     Since:    From December 1995 through         4            None
                                               2/26/98   February 1998, a Director of
100 Wall Street                                          TD Waterhouse Family of
New York, NY 10005                                       Funds, Inc.; since 1993, a
                                                         Managing Director of Burnham
Age: 78                                                  Securities, Inc.; currently
                                                         Chairman of Marathon Capital
                                                         LLC, a merchant banking
                                                         firm; was founder and
                                                         Chairman of the Board of
                                                         U.S. Energy Systems, Inc.;
                                                         from 1991 to 1993, Senior
                                                         Vice President at
                                                         Oppenheimer & Co., and from
                                                         1989 to 1991 was a Vice
                                                         President-Sales at Smith
                                                         Barney; prior to 1989, held
                                                         senior management positions
                                                         with other firms, including
                                                         Morgan Stanley & Co.,
                                                         Ladenburg Thalman, and
                                                         Burnham & co.; founder and
                                                         President of Summit Capital
                                                         Group, a money management
                                                         and investment banking firm.



                                       22


-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
                                              TERM OF                                     NUMBER OF
                                              OFFICE                                      PORTFOLIOS
                                              WITH                                        IN FUND
                                              FUND AND           PRINCIPAL                COMPLEX         OTHER
                                 POSITION(S)  LENGTH           OCCUPATION(S)              OVERSEEN   DIRECTORSHIPS(1)
        NAME, ADDRESS            HELD WITH    OF TIME           DURING PAST               BY             HELD BY
            AND AGE               THE FUND    SERVED +             5 YEARS                DIRECTOR    DIRECTOR ++
-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
      Interested Director++++
-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
JAMES F. RITTINGER +++++          Chairman,    Since:    Since 1979, Partner at             4            None
                                  Director     2/26/98   Satterlee Stephens Burke &
100 Wall Street                                          Burke LLP, a law firm; from
New York, NY 10005                                       1987 through 1996, a member
                                                         of the Board of Directors of
Age: 55                                                  Waterhouse Investor
                                                         Services, Inc., a New York
                                                         Stock exchange listed
                                                         company; from 1983 through
                                                         1994, served as Justice of
                                                         the Village of Briarcliffe
                                                         Manor, New York; a member of
                                                         the Association of the Bar
                                                         of the State of New York.
-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------




------------------------------- ------------ --------------- -----------------------------------------------
                                                TERM OF
                                              OFFICE WITH                      PRINCIPAL
                                POSITION(S)    FUND AND                      OCCUPATION(S)
       NAME, ADDRESS,           HELD WITH      LENGTH OF                      DURING PAST
           AND AGE               THE FUND     TIME SERVED+                      5 YEARS
           -------               --------     -----------                       -------

------------------------------- ------------ --------------- -----------------------------------------------
    OFFICERS WHO ARE NOT
        DIRECTORS ++++++
------------------------------- ------------ --------------- -----------------------------------------------
MICHELLE R. TEICHNER             President       Since       Senior Vice President-Compliance,
                                                08/30/02     Administration and Operations of TD
c/o TD Waterhouse                                            Waterhouse Asset Management, Inc. (since
100 Wall Street                                              August 1996) and TD Waterhouse (since June
New York, NY 10005                                           1997).  From November 2, 1999 through August 30,
                                                             2002 Vice President and Assistant Secretary
Age: 42                                                      of the Fund.
------------------------------- ------------ --------------- -----------------------------------------------
KAREN JACOPPO-WOOD                 Vice      Since 05/20/98  Since April 2001, Counsel of BISYS Fund
                                 President                   Services, Inc.; from January 1996 to April
c/o BISYS Fund Services             and                      2001, Vice President and Senior Counsel of
60 State Street, Suite 1300      Assistant                   Funds Distributor, Inc.
Boston, MA 02109                 Secretary

Age: 35





                                       23


------------------------------- ------------ --------------- -----------------------------------------------
THOMAS J. TEXTOR                   Vice      Since 01/04/99  Since November 1999, Chief Compliance
                                 President                   Officer of TD Waterhouse; from 1995 to 1997,
c/o TD Waterhouse                   and                      vice President and Administrative Manager of
100 Wall Street                  Assistant                   Prudential Securities, Inc.
New York, NY 10005               Treasurer

Age: 44
------------------------------- ------------ --------------- -----------------------------------------------
MARY A. NELSON                     Chief     Since 08/30/02  Since April 2001, Senior Vice President of
                                 Financial                   BISYS Fund Services, Inc.; from August 1994
c/o BISYS Fund Services           Officer                    to April 2001, Senior Vice President and
60 State Street, Suite 1300                                  Director of Financial Services at Funds
Boston, MA 02109                                             Distributor, Inc. From May 20, 1998 through
                                                             August 30, 2002 Vice President and Assistant
Age: 37                                                      Secretary of the Fund.
------------------------------- ------------ --------------- -----------------------------------------------
+        There is no set term of office for Directors  and  Officers.  The table shows the time period for which each  individual has served as Director and/or Officer.

++ In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the 1940 Act, as of April 30, 2002. This does not include directorships held by a Director in the Fund Complex.

+++ Carolyn B. Lewis was an Independent Director from February 26, 1998 through January 14, 2002.

++++ Anthony J. Pace was an Interested Director from February 26, 1998 through July 13, 2001.

+++++ Mr. Rittinger is considered an "interested person" of the Fund under the 1940 Act because of his past affiliation with, including serving as a Director of, TD Waterhouse (formerly, Waterhouse Investor Services,
         Inc.).

++++++   George A. Rio was President, Treasurer and Chief Financial Officer from
         June 6, 1998 until  August 16,  2002.  Christopher  J.  Kelley was Vice
         President and Secretary from May 20, 1998 until June 21, 2002.

COMMITTEES OF BOARD OF DIRECTORS

The Board of Directors has three standing committees: Audit, Pricing and Nominating. The primary responsibilities of the Audit Committee are (i) to oversee the Company's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of key service providers; (ii) to review the results of the annual audits of the Company's financial statements; and (iii) to interact with the Company's independent auditors on behalf of the full Board of Directors. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control, and the auditors' responsibility to plan and carry out a proper audit. The Committee is composed solely of Independent Directors, Messrs. Dalrymple, Rosen and Eby. This Committee met three times during the fiscal year ended April 30, 2002.


The Pricing Committee has responsibilities with respect to valuing or establishing a method for valuing any of the restricted securities or securities for which no market quotation is readily available. This Committee, which consists of any one Director, did not meet during the fiscal year ended April 30, 2002.

The purpose of the Nominating Committee is to recommend qualified candidates to serve as Independent Directors in the event that a position is vacated or created. The Committee, on which Messrs. Dalrymple, Rosen and Eby currently serve, is composed solely of Independent Directors. The Committee will not normally consider nominees recommended by shareholders. Recommendations should be submitted to the

Nominating Committee in care of the Company. This Committee did not meet during the fiscal year ended April 30, 2002.

OWNERSHIP OF SHARES BY DIRECTORS

The dollar range of the equity securities in the Company beneficially owned by each Director and the aggregate dollar range of equity securities beneficially owned by them in the Fund Complex as of December 31, 2001 are set forth below.

------------------------------------------- ----------------------------------------- -----------------------------------------
        NAME OF DIRECTOR                        DOLLAR RANGE OF EQUITY                  AGGREGATE DOLLAR RANGE OF
                                             SECURITIES IN EACH PORTFOLIO                EQUITY SECURITIES IN ALL
                                                                                          REGISTERED INVESTMENT
                                                                                      COMPANIES OVERSEEN BY DIRECTOR
                                                                                              IN FUND COMPLEX
------------------------------------------- ----------------------------------------- -----------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------- ----------------------------------------- -----------------------------------------
Richard W. Dalrymple                                      $0                                        $0
------------------------------------------- ----------------------------------------- -----------------------------------------
Peter B. M. Eby                                           $0                                        $0
------------------------------------------- ----------------------------------------- -----------------------------------------
Theodore Rosen                                            $0                                        $0
------------------------------------------- ----------------------------------------- -----------------------------------------
INTERESTED DIRECTORS                                      $0                                        $0
------------------------------------------- ----------------------------------------- -----------------------------------------
James F. Rittinger                                        $0                                        $0
------------------------------------------- ----------------------------------------- -----------------------------------------
Anthony J. Pace                                           $0                                        $0
------------------------------------------- ----------------------------------------- -----------------------------------------

On August 5, 2002, the officers and Directors of the Company, as a group, owned less than 1% of the outstanding shares of each Portfolio.

OWNERSHIP IN CERTAIN ENTITIES

The table below shows ownership, beneficially or of record, if any, by each Independent Director and his/her immediate family members in the Company's
Investment Manager or Distributor or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Company's Investment Manager or Distributor, as applicable, as of December 31, 2001.

 NAME OF DIRECTOR          NAME OF             NAME OF           TITLE OF          VALUE OF        PERCENT
                         OWNER AND             COMPANY          CLASS OF          SECURITIES      OF CLASS
                        RELATIONSHIPS                            SECURITY
                         TO DIRECTOR
--------------------- ----------------- ---------------------- ------------------- ------------- ------------------
Richard W.
Dalrymple            ----              ----                   ----                 $0           ----
--------------------- ----------------- ---------------------- ------------------- ------------- ------------------
Peter B.             ----              ----                   ----                 $0           ----
M. Eby
--------------------- ----------------- ---------------------- ------------------- ------------- ------------------
Theodore
Rosen                ----              ----                   ----                 $0           ----
--------------------- ----------------- ---------------------- ------------------- ------------- ------------------



                                       25


COMPENSATION OF DIRECTORS

Officers and Directors who are interested persons of the Investment Manager or FDI receive no compensation from the Company. Each Independent Director serving on the board of a company in the Fund Complex receives a (i) complex-wide annual retainer of $15,000, (ii) a supplemental annual retainer of $6,000 if serving on the Board of Directors of the Company and the Board of Directors of TD WFF or the Board of Trustees of TDT, (iii) a supplemental annual retainer in the amount of $2,500 if serving on the Board of Directors of the Company, the Board of Directors of TD WFF and the Board of Trustees of TDT and (iv) a meeting fee of $3,000 for each meeting attended. Independent Directors also will be reimbursed for their expenses by the Company. Interested Directors who are interested persons of the Company may be compensated by the Investment Manager or its affiliates for their services to the Company.

The amounts of compensation that the Company and Fund Complex paid to each Independent Director and Interested Director (or trustee, as the case may be), for the fiscal year ended April 30, 2002, are as follows:


                                                           Pension or         Estimated
                                        Aggregate          Retirement          Annual          Total Compensation
                                       Compensation     Benefits Accrued      Benefits    from the Company and Fund
           Name of Board                 from            as Part of           Upon                   Complex
              Member                   Company (1)     Company's Expenses    Retirement    Paid to Board Members (1)
              ------                   -------         ------------------    ----------    -------------------------

       INDEPENDENT DIRECTORS

Richard W. Dalrymple                     $35,500               $0                $0                  $35,500

Peter B. M. Eby (2)                         $0                 $0                $0                    $0

Carolyn B. Lewis(3)                      $21,500               $0                $0                  $21,500

Theodore Rosen                           $27,000               $0                $0                  $27,000

INTERESTED DIRECTORS

James F. Rittinger                          $0                 $0                $0                    $0

Anthony J. Pace (4)                         $0                 $0                $0                    $0



(1) Amounts do not include reimbursed expenses for attending Board meetings or compensation from the Investment Manager or its affiliates.

(2) Mr. Eby became a Director on June 6, 2002 and therefore received no compensation from the Company or Fund Complex as of April 30, 2002.

(3)  Ms. Lewis was an Independent Director through January 14, 2002.

(4)  Mr. Pace was an Interested Director through July 13, 2001.

INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES

INVESTMENT MANAGEMENT

TD Waterhouse Asset Management, Inc., a Delaware corporation, is the Investment Manager of each Portfolio. Pursuant to the Investment Management Agreement with the Company on behalf of each Portfolio, the Investment Manager manages each Portfolio's investments in accordance with its stated policies and restrictions, subject to oversight by the Company's Board of Directors.

The Investment Manager is a wholly owned subsidiary of The Toronto-Dominion Bank ("TD Bank"). TD Bank, a Canadian chartered bank, is subject to the provisions of the Bank Act of Canada. TD Bank is a part of a worldwide group of banks and financial service companies (referred to as the "TD Bank Financial Group"). As of April 30, 2002, the TD Bank Financial Group had over $78.5 billion under management including pension, endowment, foundation, segregated, corporate and private accounts, and mutual and pooled funds. The Investment Manager also currently serves as investment manager to other mutual funds and to TD
Waterhouse Bank, N.A., and as of April 30, 2002 had total assets under management in excess of $12.6 billion.


BOARD'S CONSIDERATION OF INVESTMENT MANAGEMENT ARRANGEMENTS.

The Board of Directors, including the Independent Directors, last approved the Investment Management Agreement at a meeting held on December 13, 2001. In approving the Investment Management Agreement, the Board of Directors considered all information they deemed reasonably necessary to evaluate the terms of the agreement. The principal areas of review by the Directors were the nature and quality of the services provided and to be provided by the Investment Manager and the reasonableness of the fees to be charged for those services. These matters were considered by the Independent Directors at a meeting held separately from the full Board of Directors, during which experienced counsel that is independent of the Investment Manager provided guidance to the Independent Directors. The Board requested and evaluated reports from the Investment Manager that addressed specific factors designed to inform the Board's consideration of these and other issues.

In reviewing the fees payable under the Investment Management Agreement, the Directors compared the fees and expense ratios, both gross and net, of the Portfolios to those of competitive funds and other funds with similar investment objectives. The Board also took into account not only the advisory fees payable by the Portfolios, but also so-called "fallout benefits" to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolios. In evaluating each Portfolio's advisory fee, the Board also took into account the demands and complexity of the investment management of the Portfolio. The Board also considered, among other factors, the investment performance of each Portfolio on an absolute basis and relative to comparable funds and indices. In addition, the Board considered the quality of the Investment Manager's investment staff and investment management process, as well as the business reputation and financial resources of the Investment Manager. The Board's evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Directors and/or trustees of other investment companies to which the Investment Manager provides investment advisory services (the Fund Complex), including the scope and quality of the Investment Manager's investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. The Board also considered the reasonableness of the Investment Manager's profitability with respect to each Portfolio. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the

Investment Management Agreement. Rather, the Board concluded in light of a weighing and balancing of all factors considered that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement, including the fees to be charged for services thereunder.


The Investment Management Agreement will continue in effect only if such continuance is specifically approved at least annually by (i) a majority vote of the directors who are not parties to such agreement or interested persons of any such party except in their capacity as directors of the Company, cast in person at a meeting called for such purpose, and (ii) by the vote of a majority of the outstanding voting securities of each Portfolio, or by the Company's Board of Directors. The Investment Management Agreement may be terminated as to any Portfolio at any time upon 60 days prior written notice, without penalty, by either party, or by a majority vote of the outstanding shares of a Portfolio with respect to that Portfolio, and will terminate automatically upon assignment. The Investment Management Agreement was approved by the Board of Directors of the Company, including a majority of the Disinterested Directors who have no direct or indirect financial interest in the Investment Management Agreement, and by the shareholders of each Portfolio.

The Investment Management Agreement provides that the Investment Manager will not be liable for any error of judgment or mistake of law, or for any loss suffered by a Portfolio in connection with the matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Investment Manager's part in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under such agreement. The services of the Investment Manager to the Portfolios under the Investment Management Agreement are not exclusive and it is free to render similar services to others.

For the investment management services furnished to each Portfolio, the Investment Manager is entitled to an annual investment management fee, accrued daily and payable monthly, on a graduated basis equal to 0.35% of the first $1 billion of average daily net assets of each such Portfolio, 0.34% of the next $1 billion, and 0.33% of average daily net assets of each Portfolio over $2 billion.

The Investment Manager and its affiliates may, from time to time, voluntarily waive or reimburse all or a part of each Portfolio's operating expenses. Expense reimbursements by the Investment Manager or its affiliates will increase each Portfolio's total returns and yield. These expense reductions are voluntary and may be changed or eliminated at any time upon notifying investors.


Total investment management fees paid by the Company to the Investment Manager for the fiscal year ended April 30, 2002 were $1,574,863, $1,407,132 and $55,316 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively. For this period, the Investment Manager voluntarily waived $463,619, $383,963 and $59,044 of its investment management fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Total investment management fees paid by the Company to the Investment Manager for the fiscal year ended April 30, 2001 were $1,779,307, $1,612,003 and $63,219 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively. For this period, the Investment Manager voluntarily waived $559,452, $435,526 and $57,725 of its investment management fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Total investment management fees paid by the Company to the Investment Manager for the fiscal year ended April 30, 2000 were $2,493,653, $2,109,360 and $97,568 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively. For this period, the Investment Manager voluntarily waived $288,078, $239,451 and $42,884 of its investment management fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

ADMINISTRATION

Pursuant to an Administration Agreement with the Company, TD Waterhouse, an affiliate of the Investment Manager, as Administrator, provides administrative services to each of the Portfolios. Administrative services furnished by TD Waterhouse include, among other services, maintaining and preserving the records of the Company, including financial and corporate records, computing net asset value, dividends, performance data and financial information regarding the Company, preparing reports, overseeing the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws, developing and implementing procedures for monitoring compliance with regulatory requirements, providing routine accounting services, providing office facilities and clerical support as well as providing general oversight of other service providers. For its services as Administrator, TD Waterhouse is entitled to receive from each Portfolio an annual fee, payable monthly, of 0.10% of average daily net assets of such Portfolio. The fee is accrued daily as an expense of each Portfolio.

Total administrative fees paid by the Company to TD Waterhouse for the fiscal year ended April 30, 2002 were $449,898 for the Money Market Portfolio, $402,048 for the U.S. Government Portfolio and $15,804 for the Municipal Portfolio. For this period, TD Waterhouse waived $132,463, $109,704 and $16,870 of its administration fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Total administrative fees paid by the Company to TD Waterhouse for the fiscal year ended April 30, 2001 were $508,371 for the Money Market Portfolio, $460,570 for the U.S. Government Portfolio and $12,845 for the Municipal Portfolio. For this period, TD Waterhouse waived $159,843, $124,436 and $21,710 of its administration fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Total administrative fees paid by the Company to TD Waterhouse for the fiscal year ended April 30, 2000 were $712,472 for the Money Market Portfolio, $602,675 for the U.S. Government Portfolio and $33,585 for the Municipal Portfolio. For
this period, TD Waterhouse waived $82,308, $68,414 and $9,299 of its administration fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse has entered into a Subadministration Agreement with FDI pursuant to which FDI performs certain of the foregoing administrative services for the Company. Under this Subadministration Agreement, TD Waterhouse pays FDI's fees for providing such services. In addition, TD Waterhouse may enter into subadministration agreements with other persons to perform such services from time to time.


The Administration Agreement will continue in effect only if such continuance is specifically approved at least annually by a vote of the Board of Directors, including a majority of Independent Directors who have no direct or indirect financial interest in the Administration Agreement. The Administration Agreement was approved by the Board of Directors of the Company, including a majority of the Independent Directors of the Company who have no direct or indirect financial interest in the Administration Agreement. Each Portfolio or TD Waterhouse may terminate the Administration Agreement on 60 days' prior written notice without penalty. Termination by a Portfolio may be by vote of the Company's Board of Directors, or by a majority of the outstanding voting securities of such Portfolio. The Administration Agreement terminates automatically in the event of its "assignment" as defined in the Investment Company Act.


The Administration Agreement provides that TD Waterhouse will not be liable for any error of judgment or mistake of law, or for any loss arising out of any act or omission by TD Waterhouse in the performance of its duties thereunder, except a loss resulting from willful misfeasance, bad faith or gross negligence on TD Waterhouse's part in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under such Agreement.

DISTRIBUTION


The distributor of the Company is FDI, 60 State Street, Suite 1300, Boston, MA 02109. Pursuant to a Distribution Agreement between the Company and FDI, FDI has the exclusive right to distribute shares of the Company. FDI may enter into dealer or agency agreements with affiliates of the Investment Manager and other firms for the sale of Company shares. FDI has entered into such an agency agreement with TD Waterhouse. FDI receives no fee from the Company under the Distribution Agreement for acting as distributor to the Company. FDI also acts as a subadministrator for the Company.


The Distribution Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by a vote of the Board of Directors, including a majority of Independent Directors who have no direct or indirect financial interest in the Agreement. The Distribution Agreement was approved by the Board of Directors of the Company, including a majority of Independent Directors who have no direct or indirect financial interest in the Distribution Agreement. Each Portfolio or the Distributor may terminate the Distribution Agreement on 60 days' prior written notice without penalty. Termination by a Portfolio may be by vote of a majority of the Company's Board of Directors, or by a majority of the outstanding voting securities of such Portfolio. The Distribution Agreement terminates automatically in the event of its "assignment" as defined in the Investment Company Act.

SHAREHOLDER SERVICING

The Board of Directors of the Company has approved a Shareholder Servicing Plan ("Servicing Plan") pursuant to which each Portfolio may pay banks, broker-dealers or other financial institutions that have entered into a shareholder services agreement (a "Shareholder Servicing Agreement") with the Company ("Servicing Agents") in connection with shareholder support services that they provide. Payments under the Servicing Plan will be calculated and paid monthly at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net assets of each Portfolio. The shareholder services provided by the Servicing Agents pursuant to the Servicing Plan may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, establishing and maintaining shareholder accounts and records, and providing such other similar services as may be reasonably requested.


The Servicing Plan was approved by the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Servicing Plan or any Shareholder Services Agreement. The Servicing Plan continues in effect as long as such continuance is specifically so approved at least annually by a vote of the Board of Directors, including a majority of Independent Directors who have no direct or indirect financial interest in the operation of the Servicing Plan or any Shareholder Services Agreement. The Servicing Plan may be terminated by the Company with respect to any Portfolio by a vote of a majority of such Independent Directors.


Pursuant to a Shareholder Services Agreement between the Company and TD Waterhouse (the "TD Waterhouse Agreement"), TD Waterhouse has agreed to provide shareholder services to each Portfolio pursuant to the Shareholder Servicing Plan. The Company may enter into similar agreements with other service organizations, including broker-dealers and banks whose clients are shareholders of the Company, to act as Servicing Agents and to perform shareholder support services with respect to such clients.


The TD Waterhouse Agreement with TD Waterhouse will continue in effect only if such continuance is specifically approved at least annually by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the TD Waterhouse Agreement. The TD Waterhouse Agreement was approved by the Board of Directors of the Company, including a majority of the Independent Directors who have no direct or indirect financial interest in the TD Waterhouse Agreement. The Company or TD Waterhouse may terminate the TD Waterhouse Agreement on 15 days' prior written notice without penalty. A majority of the Independent Directors who have no direct or indirect financial interest in the TD Waterhouse Agreement may terminate the Agreement at any time without penalty. The TD Waterhouse Agreement terminates automatically in the event of its "assignment" as defined in the Investment Company Act.

Total shareholder servicing fees paid by the Company to TD Waterhouse for the fiscal year ended April 30, 2002 were $1,124,755 for the Money Market Portfolio, $1,005,130 for the U.S. Government Portfolio and $39,789 for the Municipal Portfolio. For this period, TD Waterhouse waived $331,157, $274,260 and $41,897 of its shareholder servicing fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Total shareholder servicing fees paid by the Company to TD Waterhouse for the fiscal year ended April 30, 2001 were $1,270,900 for the Money Market Portfolio, $1,151,433 for the U.S. Government Portfolio and $32,228 for the Municipal Portfolio. For this period, TD Waterhouse waived $399,645, $311,090 and $54,161 of its shareholder servicing fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Total shareholder servicing fees paid by the Company to TD Waterhouse for the fiscal year ended April 30, 2000 were $971,513 for the Money Market Portfolio, $808,231 for the U.S. Government Portfolio and $39,578 for the Municipal Portfolio. For this period, TD Waterhouse waived $1,165,438, $993,491 and $57,768 of its shareholder servicing fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Conflict of interest restrictions may apply to the receipt by Servicing Agents of compensation from the Company in connection with the investment of fiduciary assets in Company shares. Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers are urged to consult their legal advisers before investing such assets in Company shares.

TRANSFER AGENT AND CUSTODIAN

National Investor Services Corp. (also referred to as the "Transfer Agent"), 55 Water Street, New York, NY 10041, an affiliate of the Investment Manager, serves as transfer and dividend disbursing agent for each Portfolio. For the services provided under the Transfer Agency and Dividend Disbursing Agency Agreement, which include furnishing periodic and year-end shareholder statements and confirmations of purchases and sales, reporting share ownership, aggregating, processing and recording purchases and redemptions of shares, processing dividend and distribution payments, forwarding shareholder communications such as proxies, shareholder reports, dividend notices and prospectuses to beneficial owners, receiving, tabulating and transmitting proxies executed by beneficial owners and sending year-end tax reporting to shareholders and the Internal Revenue Service, the Transfer Agent is entitled to receive an annual fee, payable monthly, of 0.20% of each Portfolio's average daily net assets.

The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of a Portfolio's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent, FDI or broker-dealers authorized to sell shares of a Portfolio pursuant to a selling agreement with FDI. The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Portfolios to the Transfer Agent.

Pursuant to a Custodian Agreement, The Bank of New York (the "Custodian"), 100 Church Street, New York, NY 10286, acts as the custodian of each Portfolio's assets. The Custodian, among other things, maintains a custody account or accounts in the name of each Portfolio, receives and delivers all assets for the Portfolio upon purchase and upon sale or maturity, collects all income and other payments and distributions with respect to the assets of the Portfolio, and pays expenses of the Portfolio.

OTHER EXPENSES


Each Portfolio pays the expenses of its operations, including the costs of shareholder and board meetings, the fees and expenses of blue sky and pricing services, independent auditors, counsel, the Custodian and the Transfer Agent, reports and notices to shareholders, the costs of calculating net asset value, brokerage commissions or transaction costs, taxes, interest, insurance premiums, Investment Company Institute dues and the fees and expenses of qualifying the Portfolio and its shares for distribution under federal and state securities laws. In addition, each Portfolio pays for typesetting, printing and mailing proxy material, prospectuses, statements of additional information, notices and reports to existing shareholders, and the fees of the Independent Directors. Each Portfolio is also liable for such nonrecurring expenses as may arise, including costs of any litigation to which the Company may be a party, and any obligation it may have to indemnify the Company's officers and Directors with respect to any litigation. The Company's expenses generally are allocated among its investment portfolios (including the Portfolios) on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.


CODES OF ETHICS

Each of the Company, the Investment Manager and the Distributor has adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act with respect to certain of its personnel. These codes are designed to protect the interests of Portfolio shareholders. While each code contains provisions reasonably necessary to prevent personnel subject to the code from engaging in unlawful conduct, it does not prohibit such personnel from investing in securities, including securities that may be purchased or held by the Portfolios, so long as such investments are made pursuant to the code's requirements. Each code is on file with the SEC and is available through the SEC's EDGAR system.

DIVIDENDS AND TAXES

DIVIDENDS

On each day that the net asset value ("NAV") of a Portfolio is determined, such Portfolio's net investment income will be declared at 4:00 p.m. (Eastern time) as a daily dividend to shareholders of record as of such day's last calculation of NAV.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Portfolio consists of accrued interest income plus or minus amortized discount or premium minus accrued expenses. Expenses of each Portfolio are accrued each day.

Because each Portfolio's income is entirely derived from interest or gains from the sale of debt instruments, dividends from a Portfolio will not qualify for the dividends received deduction available to corporate shareholders.

Distributions of income realized with respect to market discount will be made, at least annually, as determined by the Board of Directors, to maintain each Portfolio's NAV at $1.00 per share.

CAPITAL GAIN DISTRIBUTIONS


If a Portfolio realizes any net capital gain, such gain will be distributed at least once during the year as determined by the Board of Directors, to maintain its NAV at $1.00 per share. Short-term capital gain distributions by a Portfolio are taxable to shareholders as ordinary income, not as capital gain. Any realized capital loss to the extent not offset by realized capital gain will be carried forward. It is not anticipated that a Portfolio will realize any long-term capital gain (i.e. gain from the sale of securities held for more than one year), but if it does so, such gain will be distributed annually.

TAX STATUS OF THE PORTFOLIOS

Each Portfolio is treated as a separate entity from the other investment portfolios of the Company for federal income tax purposes. Each Portfolio intends to continue to meet the requirements of the Code applicable to regulated investment companies and to distribute all of its investment company taxable income, net tax-exempt income and net realized capital gain, if any, to shareholders. Accordingly, it is not anticipated that any Portfolio will be liable for federal income or excise taxes. Qualification as a regulated investment company does not, of course, involve governmental supervision of either management or investment practices or policies.

STATE AND LOCAL TAX ISSUES. Shareholders are urged to consult with their tax advisers as to whether any dividends paid by the U.S. Government Portfolio are exempt from state and local taxation. The exemption from state and local income taxation does not preclude states from assessing other taxes with respect to the ownership of U.S. government securities whether such securities are held directly or through the Company.

FEDERAL INCOME TAX ISSUES - MUNICIPAL PORTFOLIO. Distributions from the Municipal Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Municipal Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Municipal Portfolio of any investment company taxable income (which include any short-term capital gains and market discount) will be taxable to shareholders as ordinary income.

Dividend distributions resulting from the ordinary income treatment of gain from the sale of bonds purchased with market discount are not considered income for purposes of the Municipal Portfolio's investment policy of generating at least 80% of its income that is free from federal income tax.

AMT is imposed to the extent it exceeds the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. Corporate investors should note that 75% of the amount by which adjusted current earnings (which include all tax-exempt interest) exceed the AMTI of a corporation constitutes an upward adjustment to such corporation's AMTI. Shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences of an investment in the Municipal Portfolio.


Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers. Prospective investors should consult their own tax advisers as to such consequences.


Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund portfolio which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Municipal Portfolio may not be an appropriate investment for (i) persons who are "substantial users" of facilities financed by industrial development bonds held by the Municipal Portfolio or are "related persons" with respect to such users; or (ii) persons who are investing through a tax-exempt retirement plan, IRA or Keogh Account.


The Municipal Portfolio purchases municipal obligations based on opinions of bond counsel regarding the federal income tax status of the obligations. These opinions generally will be based on covenants by the issuers regarding continuing compliance with federal tax requirements. If the issuer of an obligation fails to comply with its covenant at any time, interest on the obligation could become federally taxable, either prospectively or retroactively to the date the obligation was issued.

OTHER TAX INFORMATION

Each of the Portfolios may invest in obligations such as zero coupon bonds, issued with original issue discount ("OID") for federal income tax purposes. Accrued OID constitutes income subject to the distribution requirements applicable to regulated investment companies, although such income may not be represented by any cash payment. Accordingly, it may be necessary for a Portfolio to dispose of other assets in order to satisfy such distribution requirements.

The Transfer Agent will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (where applicable) for the prior year.


Each Portfolio is currently required by law to withhold 30% ("back-up withholding") of certain dividends, distributions of capital gains and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number and, in the case of entities, an employer identification number) and in certain other circumstances. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the shareholder of the account, and generally may be claimed as a credit on such shareholder's federal income tax return. You should consult your own tax adviser regarding the withholding requirement. Dividends from investment company taxable income (which includes any short-term capital gains and market discount) paid to foreign investors generally will be subject to a 30% (or lower treaty rate) withholding tax.

The information above, together with the information set forth in the Prospectus and this SAI, is only a summary of some of the federal income tax consequences generally affecting each Portfolio and its shareholders, and no attempt has been made to present a detailed explanation of the tax treatment of each Portfolio or to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Company distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Portfolio is suitable to their particular tax situation.

Foreign shareholders should consult their tax advisers regarding foreign tax consequences applicable to their purchase of Company shares.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS


The Company's independent auditors, Ernst & Young LLP, 5 Times Square, New York, NY 10036, audit and report on the Company's annual financial statements, review certain regulatory reports and the Company's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Company. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


The Portfolios' April 30, 2002 financial statements and the report thereon of Ernst & Young LLP from the Portfolios' April 30, 2002 annual report (as filed with the SEC on June 17, 2002 pursuant to Section 30(b) of the Investment Company Act and Rule 30b2-1 thereunder (Accession Number 0001089355-02-000392)) are incorporated herein by reference.

SHARE PRICE CALCULATION

The  Portfolios  are open for business on days when the New York Stock  Exchange
(NYSE) is open for regular trading and the Federal Reserve Bank of New York (the "Fed") is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The price of a Portfolio share on any given day is its NAV. The Portfolio calculates its NAV per share each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. (Eastern time). The Portfolio's shares are purchased and sold at the next NAV per share calculated after an order and, in the case of purchase orders, payment are received by the Portfolio in the manner described under "How to Buy and Sell Shares."

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).

Each Portfolio values its portfolio instruments at amortized cost, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. The amortized cost value of an instrument may be higher or lower than the price each Portfolio would receive if it sold the instrument.

Valuing a Portfolio's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7. Each Portfolio must adhere to certain conditions under Rule 2a-7.

The Board of Directors of the Company oversees the Investment Manager's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize each Portfolio's NAV per share at $1.00. At such intervals as they deem appropriate, the Board of Directors considers the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. Market valuations are obtained by using actual quotations provided by market makers, estimates of current market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices of the instruments. If a deviation were to occur between the NAV per share calculated by reference to market values and a Portfolio's NAV per share, which the Board of Directors of the Company believed may result in material dilution or other unfair results to shareholders, the Directors have agreed promptly to consider what corrective action they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio securities prior to maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Directors may deem appropriate.

During periods of declining interest rates, each Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder of any Portfolio would be able to retain a somewhat higher yield than would result if each Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

For additional information regarding purchasing and selling shares of the Portfolios, see "How to Buy and Sell Shares" in the Prospectus.

Shares of each Portfolio are sold on a continuous basis by the Distributor.


Each Portfolio does not currently impose a minimum for initial or subsequent investments. However, minimum requirements may be imposed or changed at any time. If applicable, each Portfolio may waive minimum investment requirements for purchases by Directors, officers or employees of the Company, TD Waterhouse or any of its subsidiaries.

To the extent that portfolio securities are traded in other markets on days when the NYSE or the Fed is closed, a Portfolio's NAV may be affected on days when investors do not have access to the Company to purchase or redeem shares. In addition, trading in some of a Portfolio's portfolio securities may not occur on days when the Portfolios are open for business.

If the Board of Directors determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of a Portfolio's portfolio securities could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's portfolio.

The Company may suspend redemption rights and postpone payments at times when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend or holiday closings, emergency circumstances as determined by the SEC exist, or for such other circumstances as the SEC may permit.

PERFORMANCE

The historical performance calculation for a Portfolio may be shown in the form of "yield," "effective yield" and, for the Municipal Portfolio only, "tax equivalent yield" and "tax equivalent effective yield." These various measures of performance are described below.

Each Portfolio's yield is computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows: the first calculation is net investment income per share for the period, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount for the Municipal Portfolio), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.


The yield for each Portfolio for the seven-day period ended April 30, 2002 was 1.37% for the Money Market Portfolio, 1.39% for the U.S. Government Portfolio and 1.03% for the Municipal Portfolio.


Each Portfolio's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for effective yield is:

                [(base period return + 1) 365/7] -1.

The effective yield for each Portfolio for the seven-day period ended April 30, 2002 was 1.38% for the Money Market Portfolio, 1.40% for the U.S. Government Portfolio and 1.04% for the Municipal Portfolio.

The tax equivalent yield of the shares of the Municipal Portfolio is computed by dividing that portion of the yield of the Portfolio (computed as described above) that is tax-exempt by an amount equal to one minus the stated federal income tax rate (normally assumed to be the maximum applicable marginal tax bracket rate) and adding the result to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

The tax equivalent yield for the Municipal Portfolio for the seven-day period ended April 30, 2002 was 1.60%. The assumed federal income tax rate is 35.5%.

Tax equivalent effective yield is computed in the same manner as tax equivalent yield, except that effective yield is substituted for yield in the calculation. The tax equivalent effective yield for the Municipal Portfolio for the seven-day period ended April 30, 2002 was 1.61%.


Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in that Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as expenses of that Portfolio.

The performance of the Portfolios may be compared to that of other money market mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets. Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Portfolio's performance also may be compared to other money market funds as reported by IBC/Donoghue's Money Fund Report(R), a reporting service on money market funds. As reported by Money Fund Report, all investment results represent total return (annualized results for the period net of management fees and expenses) and one-year investment results are effective annual yields assuming reinvestment of dividends.

BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408, a financial reporting service which each week publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts, reports results for the BANK RATE MONITOR National Index. The rates published by the BANK RATE MONITOR National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited checking while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Bank products represent a taxable alternative income-producing product. Bank and thrift institution account deposits may be insured. Shareholder accounts in the Company are not insured. Bank savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of a Portfolio are redeemable at the NAV next determined (normally, $1.00 per share) after a request is received without charge.

Investors may also want to compare a Portfolio's performance to that of U.S. Treasury Bills or Notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S.
Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. A Portfolio's yield will fluctuate.

TAX-EXEMPT VERSUS TAXABLE YIELD. Investors may want to determine which investment - tax-exempt or taxable - will provide a higher after-tax return. To determine the tax equivalent yield, simply divide the yield from the tax-exempt investment by an amount equal to 1 minus the investor's marginal federal income tax rate.

SHAREHOLDER INFORMATION

Each Portfolio issues shares of common stock in the Company. The Board of Directors may increase the number of authorized shares or create additional series or classes of Company or Portfolio shares without shareholder approval. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Shares of the Company have equal rights with respect to voting, except that the holders of shares of an investment portfolio will have the exclusive right to vote on matters affecting only the rights of the holders of that Portfolio. For example, shareholders of a Portfolio will have the exclusive right to vote on any investment management agreement or investment restriction that relates only to that Portfolio. Shareholders of the Portfolios of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for the election of directors may elect all of the members of the Board of Directors. In such event, the remaining holders cannot elect any members of the Board of Directors.

The Board of Directors may authorize the issuance of additional shares, and may, from time to time, classify or reclassify issued or any unissued shares to create one or more new classes or series in addition to those already authorized by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares; provided, however, that any such classification or reclassification shall not substantially adversely affect the rights of holders of issued shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act.

The Articles of Incorporation currently permit the directors to issue the following number of full and fractional shares, par value $0.0001, of the Portfolios as follows: 50 billion shares of the Money Market Portfolio; 20 billion shares of the U.S. Government Portfolio; 10 billion shares of the Municipal Portfolio; and 20 billion shares of the Money Market Plus Portfolio. Each share of an investment portfolio is entitled to participate pro rata in the dividends and distributions from that Portfolio.

The Company will not normally hold annual shareholders' meetings. Under Maryland law and the Company's By-laws, an annual meeting is not required to be held in any year in which the election of directors is not required to be acted upon under the Investment Company Act. The Company's By-Laws provide that special meetings of shareholders, unless otherwise provided by law or by the Articles of Incorporation, may be called for any purpose or purposes by a majority of the Board of Directors, the Chairman of the Board, the President, or the written request of the holders of at least 10% of the outstanding shares of capital stock of the Company entitled to be voted at such meeting to the extent permitted by Maryland law.

Each Director serves until the next election of directors and until the election and qualification of his or her successor or until such Director sooner dies, resigns, retires or is removed by the affirmative vote of a majority of the outstanding voting securities of the Company. In accordance with the Investment Company Act (i) the Company will hold a shareholder meeting for the election of Directors at such time as less than a majority of the Directors have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Directors, less than two-thirds of the Directors have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.


SHARE OWNERSHIP

On August 5, 2002, no person owned of record 5% or more of the outstanding shares of a Portfolio.

--------------------------------------------------------------------------------

ANNEX -- RATINGS OF INVESTMENTS

STANDARD AND POOR'S AND MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Commercial   paper  rated  by  Standard  &  Poor's  ("S&P")  has  the  following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service ("Moody's"). Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, -2 or -3.

MIG-1 AND MIG-2 MUNICIPAL NOTES

Ratings of Moody's for state and municipal notes and other short-term loans will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest,  although
they  are  somewhat  more   susceptible   to  adverse   effects  of  changes  in
circumstances and economic conditions.

MOODY'S INVESTORS SERVICE BOND RATINGS

AAA. Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

                               NATIONAL INVESTORS

                           CASH MANAGEMENT FUND, INC.

                           MONEY MARKET PLUS PORTFOLIO

                                 100 WALL STREET
                            NEW YORK, NEW YORK 10005
                                 1-800-934-4448

                       STATEMENT OF ADDITIONAL INFORMATION

                                 SEPTEMBER 3, 2002


This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the prospectus dated September 3, 2002 (the "Prospectus") for Money Market Plus Portfolio (the "Portfolio"), a series of National Investors Cash Management Fund, Inc. (the "Company"). The Prospectus is incorporated by reference into this SAI.

The Portfolio's financial statements and financial highlights for the fiscal period ended April 30, 2002, including the independent auditors' report thereon, are included in the Portfolio's Annual Report and are incorporated herein by reference. To obtain a free copy of the Prospectus or Annual Report, please write to National Investors Cash Management Fund, Inc., Customer Service, at 100 Wall Street New York, New York 10005 or call 1-800-934-4448 and press option 4.

                      TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----

    GENERAL INFORMATION ABOUT THE COMPANY.................................2

    INVESTMENT POLICIES AND RESTRICTIONS .................................2

    PORTFOLIO TRANSACTIONS ..............................................13

    MANAGEMENT OF THE COMPANY ...........................................15

    INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES ..............17

    DIVIDENDS AND TAXES .................................................22

    SHARE PRICE CALCULATION .............................................24

    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ......................25

    PERFORMANCE .........................................................26

    SHAREHOLDER INFORMATION .............................................27

    ANNEX - RATINGS OF INVESTMENTS ......................................29

                               NATIONAL INVESTORS
                           CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT THE COMPANY


The Company is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Company was organized as a corporation under Maryland law on August 19, 1996. Because the Company offers multiple portfolios (including the Portfolio), it is known as a "series company." The Company currently has four investment portfolios with separate investment objectives and policies. The other investment portfolios of the Company, which are offered through a separate prospectus, are the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio.


The Portfolio is "diversified" as that term is defined in the Investment Company Act. The investment manager of the Portfolio is TD Waterhouse Asset Management, Inc. (the "Investment Manager").

INVESTMENT POLICIES AND RESTRICTIONS

The Portfolio's investment objective, and its investment policies and restrictions that are designated as fundamental, may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Portfolio. Except as otherwise indicated, however, the Portfolio's investment policies are not fundamental and may be changed without shareholder approval. As defined in the Investment Company Act, and as used herein, the term "majority of the outstanding voting securities" of the Portfolio means, the vote of the holders of the lesser of (i) 67% of the shares of the Portfolio present or represented by proxy at a meeting where more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.


The following policies and restrictions supplement those set forth in the Prospectus. The Portfolio's investments must be consistent with its investment objective and policies.


Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other assets, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and restrictions.


As a money market fund, the Portfolio relies on Rule 2a-7 under the Investment Company Act, as amended ("Rule 2a-7"), in its pursuit of a stable net asset value. Rule 2a-7 imposes certain quality, maturity, liquidity and diversification standards on the operation of the Portfolio. See "Rule 2a-7 Matters" below.

ASSET-BACKED SECURITIES

The Portfolio may invest in securities backed by pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

BANK OBLIGATIONS

Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. savings and loan institutions, U.S. branches of foreign banks, and foreign branches of foreign banks.

Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Portfolio's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. The Portfolio's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office. Investments in foreign bank obligations are limited to banks and branches located in countries that the Investment Manager believes do not present undue risk.

Investment in foreign bank obligations are subject to the additional risks associated with foreign securities.

BORROWING


The Portfolio may borrow from banks and engage in reverse repurchase agreements. As a matter of fundamental policy, the Portfolio will limit borrowings (including any reverse repurchase agreements) to amounts not in excess of 33 1/3 % of the value of the Portfolio's total assets less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. As a non-fundamental policy, the Portfolio will borrow money only as a temporary measure for defensive or emergency purposes, in order to meet redemption requests without immediately selling any portfolio securities. The Portfolio will not borrow from banks for leverage purposes. As a matter of fundamental policy, the Portfolio will not purchase any security, other than a security with a maturity of one day, while reverse repurchase agreements or borrowings representing more than 5% of its total assets are outstanding.


COMMERCIAL PAPER AND SIMILAR SECURITIES

Corporate debt securities include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliates' current obligations and is frequently unsecured. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Variable rate demand notes are unsecured notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable rate demand notes are redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. Since these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Portfolio may demand payment of principal and accrued interest at any time. Variable rate demand notes must satisfy the same criteria as set forth above for commercial paper.

Loan participation interests represent interests in senior, unsecured, working capital loans, which rank on the same priority and security level as commercial paper. They are generally issued by corporate entities that require some short-term funding but lack the large borrowing need or legal status required to establish a commercial paper program. These interests are actively marketed to money market funds and other short-term investors by a number of dealers. These selling banks are also the originators of the underlying bank loans. The selling banks reserve the right to allow any secondary marketing or repurchases of loan participation interests.

Loan participation interests are sold on a non-recourse basis; in the event of default of the borrower, an investor would have no direct claim on the borrower, but rather, would look to the selling bank to proceed against the borrower. In fact, investors must rely on the selling bank to remit all principal and interest from loan participation interests on a regular basis.

The Portfolio will invest only in commercial paper rated in one of the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), or commercial paper or notes of issuers with a debt issue (which is comparable in priority and security with the commercial paper or notes) rated in one of the two highest rating categories for short-term debt obligations by an NRSRO, or unrated commercial paper or notes of comparable quality as determined by the Investment Manager, or commercial paper secured by a letter of credit issued by a domestic or foreign bank rated in the highest rating category by an NRSRO. For a description of ratings issued by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), two NRSROs, see "Annex - Ratings of Investments."

CREDIT ENHANCEMENT FEATURES

The Portfolio may invest in securities subject to letters of credit or other credit enhancement features. Such letters of credit or other credit enhancement features are not subject to federal deposit insurance, and changes in the credit quality of the issuers of such letters of credit or other credit enhancement features could cause losses to the Portfolio and affect its share price.

FOREIGN SECURITIES

The Portfolio may invest in U.S. dollar-denominated bank obligations of the foreign branches of U.S. banks, and their non-U.S. branches (Eurodollars), U.S. branches of foreign banks (Yankee dollars), and foreign branches of foreign banks. The Portfolio also may invest in U.S. dollar-denominated securities issued or guaranteed by foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and foreign financial institutions.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and the Company may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, increased taxation, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

FUNDING AGREEMENTS

The Portfolio may invest in funding agreements. Funding agreements are insurance contracts between an investor and an insurance company. For the issuer (insurance company) they represent senior obligations under an insurance product. For the investor, and from an Internal Revenue Service and Securities and Exchange Commission ("SEC") perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general account of the issuing entity and rank on the same priority level as other policyholder claims.

Funding agreements are typically issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid by the Portfolio.

These agreements are regulated by the state insurance board in the state where they are executed.

GOVERNMENT SECURITIES

The Portfolio may invest in government securities. The term "government securities" for this purpose includes marketable securities and instruments issued or guaranteed by the U.S. government or by its agencies or instrumentalities, and repurchase agreements with respect to such obligations. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the U.S. government, including, but not limited to, obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration. In other cases, payment of interest and principal is not guaranteed, e.g., obligations of the Student Loan Marketing Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Tennessee Valley Authority, Federal Home Loan Bank, and the Federal Farm Credit Bank. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

ILLIQUID SECURITIES

The Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. In determining the liquidity of the Portfolio's investments, the Investment Manager may consider various factors, including (i) the unregistered nature of the security, (ii) the frequency of trades and quotations for the security, (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (iv) the willingness of dealers to undertake to make a market in the security, (v) the trading and markets for the security, and (vi) the nature of the security and the nature of trading in the marketplace, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.


Investments currently considered by the Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days upon notice. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by or under the direction of the Board of Directors. If through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity which may include disposing of illiquid assets. If a Portfolio decides to sell illiquid securities, such sale might be at a disadvantageous time or at a disadvantageous price.

For purposes of the 10% limit on illiquid securities, Rule 144A securities will not be considered to be illiquid so long as the Investment Manager determines, in accordance with procedures adopted by the Board of Directors, that such securities have a readily available market. The Investment Manager will monitor the liquidity of such securities subject to the supervision of the Board of Directors.

INVESTMENT COMPANY SECURITIES

The Portfolio may invest in securities issued by other investment companies to the extent that such investments are consistent with the Portfolio's investment objectives and policies and are permissible under the Investment Company Act. Under the Investment Company Act, the Portfolio and other affiliated funds may not acquire more than 3% of the outstanding securities of any one investment company. In addition, the Portfolio will limit its investments in other investment companies in accordance with the diversification and quality requirements of the Portfolio. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations. Such investments will be made solely in other no-load money market funds.

MUNICIPAL SECURITIES

The Portfolio may invest in municipal securities. These municipal securities generally will be taxable securities; income generated from these securities will be subject to federal, state and local taxes.

Municipal securities include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges or other entities).

Municipal securities include municipal bonds, notes and leases. Municipal securities may be zero-coupon securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities historically have not been subject to registration with the SEC, although there have been proposals that would require registration in the future.

PUT FEATURES

Put features entitle the holder to sell a security (including a repurchase agreement) back to the issuer or a third party at any time or at specific intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from domestic or foreign banks. The Investment Manager may rely on its evaluation of a bank's credit in determining whether to purchase a security supported by a letter of credit. In evaluating a foreign bank's credit, the Investment Manager will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect the bank's ability to honor its credit commitment. Demand features, standby commitments, and tender options are types of put features.

REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are instruments under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Repurchase agreements are, in effect, loans collateralized by the underlying securities. Maturity of the securities subject to repurchase may exceed one year. It is the Portfolio's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Investment Manager; however, it does not presently appear possible to eliminate all risks from these transactions. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables the Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

While a reverse repurchase agreement is outstanding, the Portfolio will segregate appropriate liquid assets to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Investment Manager.

RULE 144A SECURITIES

If otherwise consistent with its investment objectives and policies, the Portfolio may invest in Rule 144A securities. Rule 144A securities are securities that are not registered under the Securities Act of 1933 but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act of 1933. Any such security will not be considered illiquid so long as it is determined by the Company's Board of Directors or the Investment Manager, acting under guidelines approved and monitored by the Company's Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

RULE 2A-7 MATTERS

The Portfolio must comply with the requirements of Rule 2a-7. Under the applicable quality requirements of Rule 2a-7, the Portfolio may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "eligible securities" as defined in Rule 2a-7. Generally, eligible securities are divided into "first tier" and "second tier" securities. First tier securities are generally those in the highest rating category (e.g., A-1 by S&P) or unrated securities deemed to be comparable in quality, government securities and securities issued by other money market funds. Second tier securities are generally those in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed to be comparable in quality. See "Annex - Ratings of Investments."

Except to the limited extent permitted by Rule 2a-7 and except for government securities, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer.

The Portfolio may not invest more than 5% of its total assets in second tier securities. In addition, the Portfolio may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

SECTION 4(2) PAPER

The Portfolio may invest in Section 4(2) paper. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Portfolio, who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Investment Manager considers legally restricted but readily saleable Section 4(2) paper to be liquid. However, pursuant to procedures adopted by the Company's Board of Directors, if an investment in Section 4(2) paper is not determined by the Investment Manager to be liquid, that investment will be included within the 10% limitation on illiquid securities. The Investment Manager will monitor the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

SECURITIES LENDING


The Portfolio may lend portfolio securities in amounts up to 331/3% of its respective total assets to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Portfolio and are at all times secured by cash or by equivalent collateral. By lending its portfolio securities, the Portfolio will receive income while retaining the securities' potential for capital appreciation. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, such loans of securities will only be made to firms deemed to be creditworthy by the Investment Manager.


STRIPPED GOVERNMENT SECURITIES

The Portfolio may purchase U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities), which are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. These instruments are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. REFCORP Strips are eligible investments for the Portfolio. The Portfolio can purchase privately stripped government securities, which are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRs), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the Financing Corporation (FICO) can also be stripped in this fashion. Because of the view of the SEC on privately stripped government securities, the Portfolio must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds.

VARIABLE OR FLOATING RATE OBLIGATIONS

The Portfolio may invest in variable rate or floating rate obligations. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. The interest rate of variable rate obligations ordinarily is determined by reference to or is a percentage of an objective standard such as the London Interbank Offered Rate (LIOR), the Federal Funds Rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on variable rate obligations reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. The Portfolio determines the maturity of variable rate obligations and floating rate obligations in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having
maturities   shorter   than   the   maturity   date   on   the   face   of   the
instrument.

WHEN-ISSUED  AND DELAYED  DELIVERY BASIS SECURITIES


The Portfolio may invest in when-issued and delayed delivery basis securities. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities on a when-issued or delayed delivery basis, the Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. A security purchased on a when-issued basis is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when when-issued or delayed delivery purchases are outstanding, the purchases may result in a form of leverage. At the time of delivery of the securities, the value may be more or less than the purchase price and an increase in the percentage of the Portfolio's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Portfolio's net asset value.


When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. The Portfolio may renegotiate when-issued or delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase. When when-issued or delayed delivery purchases are outstanding, the Portfolio will segregate appropriate liquid assets to cover its purchase obligations. The Portfolio will make commitments to purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring or disposing of the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable.

ZERO COUPON BONDS

The Portfolio may invest in zero coupon bonds. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

                        --------------------------------


FUTURE DEVELOPMENTS

The Portfolio may invest in securities and in other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the

Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and/or SAI will be amended or supplemented as appropriate to discuss any such new investments.

THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE PORTFOLIO. THE PORTFOLIO MAY NOT:

(1) with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S.
         government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2)      issue  senior  securities,  except as  permitted  under the  Investment
         Company Act;

(3) make short sales of securities or purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);


(4) borrow money, except that the Portfolio may: (i) borrow money for temporary defensive or emergency purposes (not for leveraging or investment), (ii) engage in reverse repurchase agreements for any purpose, and (iii) pledge its assets in connection with such borrowing to the extent necessary; provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. The Portfolio will not purchase any security, other than a security with a maturity of one day, while reverse repurchase agreements or borrowings representing more than 5% of its total assets are outstanding;


(5) act as an underwriter (except as it may be deemed such in a sale of restricted securities);

(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Portfolio may invest more than 25% of its total assets in the financial services industry. The Portfolio specifically reserves the right to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by U.S. banks including their foreign branches, and U.S. branches of foreign banks, in accordance with its investment objectives and policies;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) buy or sell commodities or commodity (futures) contracts, except for financial futures and options thereon. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts;


(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or


(10) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or to the extent otherwise permitted by the Investment Company Act; however, the Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Portfolio.

THE FOLLOWING INVESTMENT RESTRICTIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL. THE PORTFOLIO DOES NOT CURRENTLY INTEND TO:

(1) purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or a security subject to a "guarantee issued by a non-controlled person," as defined in Rule 2a-7) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer, provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days;


(2) purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements not entitling the holder to payment of principal and interest within seven days upon notice and securities restricted as to disposition under federal securities laws, except for commercial paper issued in reliance on the "private placement" exemption afforded by Section 4(2) of the Securities Act of 1933
         ("Section 4(2) paper"), securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), and other securities, that are determined to be liquid pursuant to procedures adopted by the Company's Board of Directors; or


(3)      invest in financial futures and options thereon.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of the Portfolio in relation to movements in the general level of interest rates, to invest money obtained from the sale of Portfolio shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Portfolio shares. This may increase or decrease the yield of the Portfolio depending upon the Investment Manager's ability to correctly time and execute such transactions. The Portfolio normally intends to hold its portfolio securities to maturity. The Portfolio does not intend to trade portfolio securities although it may do so to take advantage of short-term market movements.

The Investment Manager places orders for the purchase and sale of assets with brokers and dealers selected by and in the discretion of the Investment Manager. In placing orders for the Portfolio's portfolio transactions, the Investment Manager seeks "best execution" (i.e., prompt and efficient execution at the most favorable prices). Consistent with the policy of "best execution," orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firms' professional services which include execution, clearance procedures, reliability and other factors. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Investment Manager may give consideration to those firms that provide market, statistical and other research information to the Company and the Investment Manager, although the Investment Manager is not authorized to pay higher prices to firms that provide such services. Any research benefits derived from such services are available for all clients of the Investment Manager and may not be used in connection with the Portfolio. Because statistical and other research information is only supplementary to the Investment Manager's research efforts and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to significantly reduce its expenses. In no event will a broker-dealer that is affiliated with the Investment Manager receive brokerage commissions in recognition of research services provided to the Investment Manager.

The Company expects that purchases and sales of portfolio securities usually will be principal transactions. Fixed income portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask prices. In the case of securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.


The Investment Manager may employ broker-dealer affiliates of the Investment Manager (collectively "Affiliated Brokers") to effect portfolio transactions for the Portfolio, provided certain conditions are satisfied. Payment of brokerage commissions to Affiliated Brokers is subject to Section 17(e) of the Investment Company Act and Rule 17e-1 thereunder, which require, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker that is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. The Board of Directors, including a majority of the directors who are not "interested persons" of the Company within the meaning of such term as defined in the Investment Company Act ("Independent Directors"), has adopted procedures to ensure that commissions paid to Affiliated Brokers by the Portfolio satisfy the standards of Section 17(e) and Rule 17e-1.

The investment decisions for the Portfolio will be reached independently from those for other accounts, if any, managed by the Investment Manager. On occasions when the Investment Manager deems the purchase or sale of securities to be in the best interest of the Portfolio as well as other clients of the Investment Manager, the Investment Manager, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in accordance with its policy for aggregation of orders, as in effect from time to time. In some cases this procedure may affect the size or price of the position obtainable for the Portfolio.

MANAGEMENT OF THE COMPANY


DIRECTORS AND EXECUTIVE OFFICERS


Responsibility for overall management of the Company rests with its Board of Directors in accordance with Maryland law.


The  following  table  contains  certain  information   regarding  the  National
Investors Cash Management Fund, Inc. (the "Fund") Directors and Executive Officers. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended (the 1940 Act), are referred to as "Independent Directors". The Director who is deemed to be an "interested person" of the Fund is referred to as an "Interested Director". "Fund Complex" includes the Fund, TD Waterhouse Family of Funds, Inc. and TD Waterhouse Trust, investment companies advised by TD Waterhouse Asset
Management, Inc. The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer
Service,   100  Wall  Street,   New  York,   New  York  10005,   or  by  calling
1-800-934-4448.


-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------

                                                                                        NUMBER OF
                                              TERM OF                                   PORTFOLIOS
                                              OFFICE                                     IN FUND
                                               WITH               PRINCIPAL             COMPLEX         OTHER
                                 POSITION(S)  FUND AND          OCCUPATION(S)            OVERSEEN   DIRECTORSHIPS1
                                 HELD WITH    LENGTH             DURING PAST                BY         HELD BY
        NAME, ADDRESS             THE FUND    OF TIME               5 YEARS              DIRECTOR    DIRECTOR ++
            AND AGE                           SERVED +


-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------

     Independent Directors+++
-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
RICHARD W. DALRYMPLE              Director     Since:    President of Teamwork              17           None
                                               2/26/98   Management, Inc since
70 West Red Oak Lane                                     January 1997; Trustee of The
White Plains, NY 10604                                   Shannon McCormack Foundation
                                                         since 1988, the Kevin Scott
Age: 59                                                  Dalrymple Foundation since
                                                         1993 and a Director of the
                                                         National Center for
                                                         Disability Services since
                                                         1983; Director of Dime
                                                         Bancorp, Inc. from 1990
                                                         through January 2002.

-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------



                                       15


-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------

                                                                                        NUMBER OF
                                              TERM OF                                   PORTFOLIOS
                                              OFFICE                                     IN FUND
                                               WITH               PRINCIPAL             COMPLEX         OTHER
                                 POSITION(S)  FUND AND          OCCUPATION(S)            OVERSEEN   DIRECTORSHIPS1
                                 HELD WITH    LENGTH             DURING PAST                BY          HELD BY
        NAME, ADDRESS             THE FUND    OF TIME               5 YEARS              DIRECTOR    DIRECTOR ++
            AND AGE                           SERVED +


-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------

     Independent Directors+++
-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
PETER B.M. EBY                    Director     Since:    Vice Chairman and Director         17       Director of
                                               6/06/02   of Nebitt Burns Inc. until                     Leons
6 Corrigan Close                                         October 1998.                                Furniture
Toronto, Ontario                                                                                    Limited since
Canada, M4N 3U6                                                                                       May 1997;
                                                                                                     Director of
Age: 64                                                                                                Westfair
                                                                                                    Foods Limited
                                                                                                      since May
                                                                                                        1999;
                                                                                                     Director of
                                                                                                    George Weston
                                                                                                      Ltd. since
                                                                                                      May 2002;
                                                                                                     Director of
                                                                                                     Sixty Split
                                                                                                     Corp. since
                                                                                                     March 2001.


-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------

THEODORE ROSEN                    Director     Since:     From December 1995 through        4            None
                                               2/26/98   February 1998, a Director of
100 Wall Street                                             TD Waterhouse Family of
New York, NY 10005                                        Funds, Inc.; since 1993, a
                                                         Managing Director of Burnham
Age: 78                                                   Securities, Inc.; currently
                                                         Chairman of Marathon Capital
                                                            LLC, a merchant banking
                                                             firm; was founder and
                                                           Chairman of the Board of
                                                          U.S. Energy Systems, Inc.;
                                                           from 1991 to 1993, Senior
                                                               Vice President at
                                                          Oppenheimer & Co., and from
                                                            1989 to 1991 was a Vice
                                                             President-Sales    at
                                                            Smith Barney; prior to
                                                            1989,    held   senior
                                                            management   positions
                                                            with   other    firms,
                                                        including Morgan Stanley & Co.,
                                                             Ladenburg Thalman, and
                                                           Burnham & co.; founder and
                                                           President of Summit Capital
                                                           Group, a money management
                                                          and investment banking firm.

-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------


                                       16


-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------

      Interested Director++++
-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------
JAMES F. RITTINGER +++++          Chairman,    Since:    Since 1979, Partner at             4            None
                                  Director     2/26/98   Satterlee Stephens Burke &
100 Wall Street                                          Burke LLP, a law firm; from
New York, NY 10005                                       1987 through 1996, a member
                                                         of the Board of Directors of
Age: 55                                                  Waterhouse Investor
                                                         Services, Inc., a New York
                                                         Stock exchange listed
                                                         company; from 1983 through
                                                         1994, served as Justice of
                                                         the Village of Briarcliffe
                                                         Manor, New York; a member of
                                                         the Association of the Bar
                                                         of the State of New York.

-------------------------------- ------------ ---------- ------------------------------ ----------- ---------------



                                                TERM OF
                                              OFFICE WITH                      PRINCIPAL
                                POSITION(S)    FUND AND                      OCCUPATION(S)
       NAME, ADDRESS,           HELD WITH      LENGTH OF                      DURING PAST
           AND AGE               THE FUND     TIME SERVED+                      5 YEARS
------------------------------- ------------ --------------- -----------------------------------------------
    OFFICERS WHO ARE NOT
        Directors ++++++
------------------------------- ------------ --------------- -----------------------------------------------
MICHELLE R. TEICHNER             President       Since       Senior Vice President-Compliance,
                                                08/30/02     Administration and Operations of TD
c/o TD Waterhouse                                            Waterhouse Asset Management, Inc. (since
100 Wall Street                                              August 1996) and TD Waterhouse (since June
New York, NY 10005                                           1997).  From November 2, 1999 through August 30,
                                                             2002 Vice President and Assistant Secretary
Age: 42                                                      of the Fund.
------------------------------- ------------ --------------- -----------------------------------------------
KAREN JACOPPO-WOOD                 Vice      Since 05/20/98  Since April 2001, Counsel of BISYS Fund
                                 President                   Services, Inc.; from January 1996 to April
c/o BISYS Fund Services             and                      2001, Vice President and Senior Counsel of
60 State Street, Suite 1300      Assistant                   Funds Distributor, Inc.
Boston, MA 02109                 Secretary

Age: 35
------------------------------- ------------ --------------- -----------------------------------------------
THOMAS J. TEXTOR                   Vice      Since 01/04/99  Since November 1999, Chief Compliance
                                 President                   Officer of TD Waterhouse; from 1995 to 1997,
c/o TD Waterhouse                   and                      vice President and Administrative Manager of
100 Wall Street                  Assistant                   Prudential Securities, Inc.
New York, NY 10005               Treasurer

Age: 44
------------------------------- ------------ --------------- -----------------------------------------------
MARY A. NELSON                     Chief     Since 08/30/02  Since April 2001, Senior Vice President of
                                 Financial                   BISYS Fund Services, Inc.; from August 1994
c/o BISYS Fund Services           Officer                    to April 2001, Senior Vice President and
60 State Street, Suite 1300                                  Director of Financial Services at Funds
Boston, MA 02109                                             Distributor, Inc. From May 20, 1998 through
                                                             August 30, 2002 Vice President and Assistant
Age: 37                                                      Secretary of the Fund.
------------------------------- ------------ --------------- -----------------------------------------------
+        There is no set term of office for Directors  and  Officers.  The table shows the time period for which each  individual has served as Director and/or Officer.

++ In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the 1940 Act, as of April 30, 2002. This does not include directorships held by a Director in the Fund Complex.

+++      Carolyn B. Lewis was an  Independent  Director  from February 26, 1998 through January 14, 2002

++++ Anthony J. Pace was an Interested Director from February 26, 1998 through July 13, 2001.




                                       17



+++++ Mr. Rittinger is considered an "interested person" of the Fund under the 1940 Act because of his past affiliation with, including serving as a Director of, TD Waterhouse (formerly, Waterhouse Investor Services,
         Inc.).

++++++   George A. Rio was President, Treasurer and Chief Financial Officer from
         June 6, 1998 until  August 16,  2002.  Christopher  J.  Kelley was Vice
         President and Secretary from May 20, 1998 until June 21, 2002.


COMMITTEES OF BOARD OF DIRECTORS

The Board of Directors has three standing committees: Audit, Pricing and Nominating.

The primary responsibilities of the Audit Committee are (i) to oversee the Company's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of key service providers; (ii) to review the results of the annual audits of the Company's financial statements; and (iii) to interact with the Company's independent auditors on behalf of the full Board of Directors. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control, and the auditors' responsibility to plan and carry out a proper audit. The Committee is composed solely of Independent Directors, Messrs. Dalrymple, Rosen and Eby. This Committee met two times during the fiscal year ended April 30, 2002.

The Pricing Committee has responsibilities with respect to valuing or establishing a method for valuing any of the restricted securities or securities for which no market quotation is readily available. This Committee, which consists of any one Director, did not meet during the fiscal year ended April 30, 2002.

The purpose of the Nominating Committee is to recommend qualified candidates to serve as Independent Directors in the event that a position is vacated or created. The Committee, on which Messrs. Dalrymple, Rosen and Eby currently serve, is composed solely of Independent Directors. The Committee will not normally consider nominees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Company. This Committee met did not meet during the fiscal year ended April 30, 2002.

OWNERSHIP OF SHARES BY DIRECTORS

The dollar range of the equity securities in the Company beneficially owned by each Director and the aggregate dollar range of equity securities beneficially owned by them in the Fund Complex as of December 31, 2001 are set forth below.


----------------------------------------- ------------------------------------- --------------------------------------
       NAME OF DIRECTOR                     DOLLAR RANGE OF EQUITY               AGGREGATE DOLLAR RANGE OF
                                              SECURITIES IN EACH                 EQUITY SECURITIES IN ALL
                                                  PORTFOLIO                       REGISTERED INVESTMENT
                                                                                   COMPANIES OVERSEEN BY
                                                                                  DIRECTOR IN FUND COMPLEX
----------------------------------------- ------------------------------------- --------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------- ------------------------------------- --------------------------------------
Richard W. Dalrymple                                  $0                                     $0
----------------------------------------- ------------------------------------- --------------------------------------
Peter B. M. Eby                                       $0                                     $0
----------------------------------------- ------------------------------------- --------------------------------------
Theodore Rosen                                        $0                                     $0
----------------------------------------- ------------------------------------- --------------------------------------
INTERESTED DIRECTORS
----------------------------------------- ------------------------------------- --------------------------------------
James F. Rittinger                                    $0                                     $0
----------------------------------------- ------------------------------------- --------------------------------------
Anthony J. Pace                                       $0                                     $0
----------------------------------------- ------------------------------------- --------------------------------------

On August 5, 2002, the officers and directors of the Company, as a group, owned less than 1% of the outstanding shares of the Portfolio.

OWNERSHIP IN CERTAIN ENTITIES

The table below shows ownership, beneficially or of record, if any, by each Independent Director and his/her immediate family members in the Company's Investment Manager or Distributor or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Company's Investment Manager or Distributor, as applicable, as of December 31, 2001.

  NAME OF DIRECTOR                NAME OF             NAME OF             TITLE OF          VALUE OF        PERCENT
                                 OWNERS AND            COMPANY             CLASS OF          SECURITIES       OF CLASS
                               RELATIONSHIPS                              SECURITY
                                TO DIRECTOR

Richard W. Dalrymple                 ----                 ----               ----                $0              ----
Peter B. M. Eby                      ----                 ----               ----                $0              ----
Theodore Rosen                       ----                 ----               ----                $0              ----


COMPENSATION OF DIRECTORS

Officers and Directors who are interested persons of the Investment Manager or FDI receive no compensation from the Company. Each Independent Director serving on the board of a company in the Fund Complex receives a (i) complex-wide annual retainer of $15,000, (ii) a supplemental annual retainer of $6,000 if serving on the Board of Directors of the Company and the Board of Directors of TD WFF or the Board of Trustees of TDT, (iii) a supplemental annual retainer in the amount of $2,500 if serving on the Board of Directors of the Company, the Board of Directors of TD WFF and the Board of Trustees of TDT and (iv) a meeting fee of $3,000 for each meeting attended. Independent Directors also will be reimbursed for their expenses by the Company. Interested Directors who are interested persons of the Company may be compensated by the Investment Manager or its affiliates for their services to the Company.

The amounts of compensation that the Company and Fund Complex paid to each Independent Director and Interested Director (or trustee, as the case may be), for the fiscal year ended April 30, 2002, are as follows:


                                                           Pension or         Estimated
                                        Aggregate          Retirement          Annual          Total Compensation
                                       Compensation     Benefits Accrued      Benefits      from the Company and Fund
           Name of Board                   from            as Part of           Upon                 Complex
              Member                   Company (1)     Company's Expenses    Retirement     Paid to Board Members (1)

       INDEPENDENT DIRECTORS

Richard W. Dalrymple                     $11,833               $0               $0                   $35,500

Peter B. M. Eby (2)                         $0                 $0                $0                    $0

Carolyn B. Lewis (3)                      $7,167               $0               $0                   $21,500

Theodore Rosen                           $27,000               $0               $0                   $27,000

INTERESTED DIRECTORS

James F. Rittinger                          $0                 $0                $0                    $0
Anthony J. Pace (4)                         $0                 $0                $0                    $0


(1) Amounts do not include reimbursed expenses for attending Board meetings or compensation from the Investment Manager or its affiliates.

(2) Mr. Eby became a Director on June 6, 2002 and therefore received no compensation from the Company or Fund Complex as of April 30, 2002.

(3)      Ms. Lewis was an Independent Director through January 14, 2002.

(4)      Mr. Pace was an Interested Director through July 13, 2001.


INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES

INVESTMENT MANAGEMENT

TD Waterhouse Asset Management, Inc., a Delaware corporation, is the Investment Manager of the Portfolio. Pursuant to the Investment Management Agreement with the Company on behalf of the Portfolio, the Investment Manager manages the Portfolio's investments in accordance with its stated policies and restrictions, subject to oversight by the Company's Board of Directors.


The Investment Manager is a wholly owned subsidiary of The Toronto-Dominion Bank ("TD Bank"). TD Bank, a Canadian chartered bank, is subject to the provisions of the Bank Act of Canada. TD Bank is a part of a worldwide group of banks and financial service companies (referred to as the "TD Bank Financial Group"). As of April 30, 2002, the TD Bank Financial Group had over $78.5 billion under management including pension, endowment, foundation, segregated, corporate and private accounts, and mutual and pooled funds. The Investment Manager also currently serves as investment manager to other mutual funds and to TD
Waterhouse Bank, N.A., and as of April 30, 2002 had total assets under management in excess of $12.6 billion.

BOARD'S CONSIDERATION OF INVESTMENT MANAGEMENT ARRANGEMENTS.

The Board of Directors, including the Independent Directors, approved the Investment Management Agreement, with respect to the Portfolio, at a meeting held on September 7, 2001. In approving the Investment Management Agreement, the Board of Directors considered all information they deemed reasonably necessary to evaluate the terms of the agreement. The principal areas of review by the Directors were the nature and quality of the services to be provided by the Investment Manager and the reasonableness of the fees to be charged for those services. These matters were considered by the Independent Directors at a meeting held separately from the full Board of Directors, during which experienced counsel that is independent of the Investment Manager provided guidance to the Independent Directors. The Board requested and evaluated reports from the Investment Manager that addressed specific factors designed to inform the Board's consideration of these and other issues.

In reviewing the fees payable under the Investment Management Agreement, the Directors compared the fees and expense ratios, both gross and net, of the Portfolio to those of competitive funds and other funds with similar investment objectives. The Board also took into account not only the advisory fees payable by the Portfolio, but also so-called "fallout benefits" to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolio. In evaluating the Portfolio's advisory fee, the Board also took into account the demands and complexity of the investment management of the Portfolio. In addition, the Board considered the quality of the Investment Manager's investment staff and investment management process, as well as the business reputation and financial resources of the Investment Manager. The Board's evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Directors and/or trustees of other investment companies to which the Investment Manager provides investment advisory services (the Fund Complex), including the scope and quality of the Investment Manager's investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. The Board also considered the reasonableness of the Investment Manager's profitability with respect to the Portfolio. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Portfolio to approve the Investment Management Agreement, including the fees to be charged for services thereunder.

The Investment Management Agreement will continue in effect with respect to the Portfolio for an initial two-year term, and thereafter from year to year so long as continuation is specifically approved at least annually by a vote of the Company's Board of Directors or by vote of the shareholders of the Company, and in either case by a majority of Independent Directors who have no direct or indirect financial interest in the Agreement. The Investment Management Agreement may be terminated as to the Portfolio at any time upon 60 days prior written notice, without penalty, by either party, or by a majority vote of the outstanding shares of the Portfolio with respect to the Portfolio, and will terminate automatically upon assignment.


The Investment Management Agreement provides that the Investment Manager will not be liable for any error of judgment or mistake of law, or for any loss suffered by the Portfolio in connection with the matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Investment Manager's part in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under such agreement. The services of the Investment Manager to the Portfolio under the Investment Management Agreement are not exclusive and it is free to render similar services to others.

For the investment management services furnished to the Portfolio, the Investment Manager is entitled to an annual investment management fee, accrued daily and payable monthly, on a graduated basis equal to 0.35% of the first $1 billion of average daily net assets of the Portfolio,

0.34% of the next $1 billion, and 0.33% of average daily net assets of the Portfolio over $2 billion.

The Investment Manager and its affiliates may, from time to time, voluntarily waive or reimburse all or a part of the Portfolio's operating expenses. Expense reimbursements by the Investment Manager or its affiliates will increase the Portfolio's total return and yield. The Investment Manager and certain of its affiliates have agreed in writing to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) for the Portfolio's fiscal year ending April 30, 2003 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio's total operating expenses will not exceed 0.45% on an annual basis during each such fiscal year. The Investment Manager and its affiliates have voluntarily agreed to further reduce expenses to 0.35% on an annual basis. Unless stated otherwise, any voluntary expense reductions or fee waivers may be changed or eliminated at any time without prior notice.


Total investment management fees paid by the Company to the Investment Manager for the fiscal period ended April 30, 2002 were $9,589 for the Portfolio. For this period, the Investment Manager voluntarily waived $2,877 of its investment management fee for the Portfolio and reimbursed $3,569 to the Portfolio.

ADMINISTRATION

Pursuant to an Administration Agreement with the Company, TD Waterhouse, an affiliate of the Investment Manager, as Administrator, provides administrative services to the Portfolio. Administrative services furnished by TD Waterhouse include, among other services, maintaining and preserving the records of the Company, including financial and corporate records, computing net asset value, dividends, performance data and financial information regarding the Company, preparing reports, overseeing the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws, developing and implementing procedures for monitoring compliance with regulatory requirements, providing routine accounting services, providing office facilities and clerical support as well as providing general oversight of other service providers. For its services as Administrator, TD Waterhouse is entitled to receive from the Portfolio an annual fee, payable monthly, of 0.10% of average daily net assets of the Portfolio. The fee is accrued daily as an expense of the Portfolio.

Total administrative fees paid by the Company to TD Waterhouse for the fiscal period ended April 30, 2002 were $0 for the Portfolio. For this period, TD Waterhouse waived $3,562 of its administration fee for the Portfolio.

TD Waterhouse has entered into a Subadministration Agreement with FDI pursuant to which FDI performs certain of the foregoing administrative services for the Company. Under this Subadministration Agreement, TD Waterhouse pays FDI's fees for providing such services. In addition, TD Waterhouse may enter into subadministration agreements with other persons to perform such services from time to time.

The Administration Agreement will continue in effect as to the Portfolio for an initial two-year term, and thereafter from year to year so long as such continuation is specifically approved at least annually by a vote of the Board of Directors, including a majority of Independent Directors who have no direct or indirect financial interest in the Administration Agreement. The Portfolio or TD Waterhouse may terminate the Administration Agreement on 60 days' prior written notice without penalty. Termination by the Portfolio may be by vote of the Company's Board of Directors, or by a majority of the outstanding voting securities of the Portfolio. The Administration Agreement terminates automatically in the event of its "assignment" as defined in the Investment Company Act.


The Administration Agreement provides that TD Waterhouse will not be liable for any error of judgment or mistake of law, or for any loss arising out of any act or omission by TD Waterhouse in the performance of its duties thereunder, except a loss resulting from willful misfeasance, bad faith or gross negligence on TD Waterhouse's part in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under such Agreement.

DISTRIBUTION

The distributor of the Company is FDI, 60 State Street, Suite 1300, Boston, MA 02109. Pursuant to a Distribution Agreement between the Company and FDI, FDI has the exclusive right to distribute shares of the Company. FDI may enter into dealer or agency agreements with affiliates of the Investment Manager and other firms for the sale of Company shares. FDI has entered into such an agency agreement with TD Waterhouse. FDI receives no fee from the Company under the Distribution Agreement for acting as distributor to the Company. FDI also acts as a subadministrator for the Company.


The Distribution Agreement will continue in effect as to the Portfolio for an initial two-year term, and thereafter from year to year so long as continuation is specifically approved at least annually by a vote of the Company's Board of Directors, including a majority of Independent Directors who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement was approved by the Board of Directors of the Company, including a majority of Independent Directors who have no direct or indirect financial interest in the Distribution Agreement. The Portfolio or the Distributor may terminate the Distribution Agreement on 60 days' prior written notice without penalty. Termination by the Portfolio may be by vote of a majority of the Company's Board of Directors, or by a majority of the outstanding voting securities of the Portfolio. The Distribution Agreement terminates automatically in the event of its "assignment" as defined in the Investment Company Act.


SHAREHOLDER SERVICING

The Board of Directors of the Company has approved a Shareholder Servicing Plan ("Servicing Plan") pursuant to which the Portfolio may pay banks, broker-dealers or other financial institutions that have entered into a shareholder services agreement (a "Shareholder Servicing Agreement") with the Company ("Servicing Agents") in connection with shareholder support services that they provide. Payments under the Servicing Plan will be calculated and payable monthly at the annual rate of 0.05% of the average daily net assets of the Portfolio. The shareholder services provided by the Servicing Agents pursuant to the Servicing Plan may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, establishing and maintaining shareholder accounts and records, and providing such other similar services as may be reasonably requested.

The Servicing Plan was approved by the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Servicing Plan or any Shareholder Services Agreement. The Servicing Plan continues in effect as long as such continuance is specifically so approved at least annually by a vote of the Board of Directors, including a majority of Independent Directors who have no direct or indirect financial interest in the operation of the Servicing Plan or any Shareholder Services Agreement. The Servicing Plan may be terminated by the Company with respect to the Portfolio by a vote of a majority of such Independent Directors.


Pursuant to a Shareholder Services Agreement between the Company and TD Waterhouse (the "TD Waterhouse Agreement"), TD Waterhouse has agreed to provide shareholder services to the Portfolio pursuant to the Shareholder Servicing Plan. The Company may enter into similar agreements with other service organizations, including broker-dealers and banks whose clients are shareholders of the Company, to act as Servicing Agents and to perform shareholder support services with respect to such clients.


The TD Waterhouse Agreement with TD Waterhouse will continue in effect only if such continuance is specifically approved at least annually by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the TD Waterhouse Agreement. The TD Waterhouse Agreement was approved by the Board of Directors of the Company, including a majority of the Independent Directors who have no direct or indirect financial interest in the TD Waterhouse Agreement. The Company or TD Waterhouse may terminate the TD Waterhouse Agreement on 15 days' prior written notice without penalty. A majority of the Independent Directors who have no direct or indirect financial interest in the TD Waterhouse Agreement may terminate the Agreement at any time without penalty. The TD Waterhouse Agreement terminates automatically in the event of its "assignment" as defined in the Investment Company Act.

Total shareholder servicing fees paid by the Company to TD Waterhouse for the fiscal period ended April 30, 2002 were $1,370 for the Portfolio. For this period, TD Waterhouse waived $411 of its shareholder servicing fees for the Portfolio.


Conflict of interest restrictions may apply to the receipt by Servicing Agents of compensation from the Company in connection with the investment of fiduciary assets in Company shares. Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers are urged to consult their legal advisers before investing such assets in Company shares.

TRANSFER AGENT AND CUSTODIAN

National Investor Services Corp. (also referred to as the "Transfer Agent"), 55 Water Street, New York, NY 10041, an affiliate of the Investment Manager, serves as transfer and dividend disbursing agent for the Portfolio. For the services provided under the Transfer Agency and Dividend Disbursing Agency Agreement, which include furnishing periodic and year-end shareholder statements and confirmations of purchases and sales, reporting share ownership, aggregating, processing and recording purchases and redemptions of shares, processing dividend and distribution payments, forwarding shareholder communications such as proxies, shareholder reports, dividend notices and prospectuses to beneficial owners, receiving, tabulating and transmitting proxies executed by beneficial owners and sending year-end tax reporting to shareholders and the Internal Revenue Service, the Transfer Agent is entitled to receive an annual fee, payable monthly, of 0.05% of the Portfolio's average daily net assets. In addition, the Transfer Agent may charge a $5.00 fee for redemptions of less than $5,000 worth of shares of the Portfolio.

The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Portfolio's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent, FDI or broker-dealers authorized to sell shares of the Portfolio pursuant to a selling agreement with FDI. The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Portfolio to the Transfer Agent.

Pursuant to a Custodian Agreement, The Bank of New York (the "Custodian"), One Wall Street, New York, NY 10286, acts as the custodian of the Portfolio's assets. The Custodian, among other things, maintains a custody account or accounts in the name of the Portfolio, receives and delivers all assets for the Portfolio upon purchase and upon sale or maturity, collects all income and other payments and distributions with respect to the assets of the Portfolio, and pays expenses of the Portfolio.

OTHER EXPENSES


The Portfolio pays the expenses of its operations, including the costs of shareholder and board meetings, the fees and expenses of blue sky and pricing services, independent auditors, counsel, the Custodian and the Transfer Agent, reports and notices to shareholders, the costs of calculating net asset value, brokerage commissions or transaction costs, taxes, interest, insurance premiums, Investment Company Institute dues and the fees and expenses of qualifying the Portfolio and its shares for distribution under federal and state securities laws. In addition, the Portfolio pays for typesetting, printing and mailing proxy material, prospectuses, statements of additional information, notices and reports to existing shareholders, and the fees of the Independent Directors. The Portfolio is also liable for such nonrecurring expenses as may arise, including costs of any litigation to which the Company may be a party, and any obligation it may have to indemnify the Company's officers and directors with respect to any litigation. The Company's expenses generally are allocated among its investment portfolios (including the Portfolio) on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular portfolio are charged to that portfolio.


CODES OF ETHICS

Each of the Company, the Investment Manager and the Distributor has adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act with respect to certain of its personnel. These codes are designed to protect the interests of Portfolio shareholders. While each code contains provisions reasonably necessary to prevent personnel subject to the code from engaging in unlawful conduct, it does not prohibit such personnel from investing in securities, including securities that may be purchased or held by the Portfolio, so long as such investments are made pursuant to the code's requirements. Each code is on file with the SEC and is available through the SEC's EDGAR system.

DIVIDENDS AND TAXES

DIVIDENDS

On each day that the net asset value ("NAV") of the Portfolio is determined, the Portfolio's net investment income will be declared at 4:00 p.m. (Eastern time) as a daily dividend to shareholders of record as of such day's last calculation of NAV.


The Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of accrued interest income plus amortized discount or premium minus accrued expenses. Expenses of the Portfolio are accrued each day.


Because the Portfolio's income is entirely derived from interest or gains from the sale of debt instruments, dividends from the Portfolio will not qualify for the dividends received deduction available to corporate shareholders.

Distributions of income realized with respect to market discount will be made, at least annually, as determined by the Board of Directors, to maintain the Portfolio's NAV at $1.00 per share.

CAPITAL GAIN DISTRIBUTIONS


If the Portfolio realizes any net capital gain, such gain will be distributed at least once during the year as determined by the Board of Directors, to maintain its NAV at $1.00 per share. Short-term capital gain distributions by the Portfolio are taxable to shareholders as ordinary income, not as capital gain. Any realized capital loss to the extent not offset by realized capital gain will be carried forward. It is not anticipated that the Portfolio will realize any long-term capital gain (i.e., gain from the sale of securities held for more than one year), but if it does so, such gain will be distributed annually.

TAX STATUS OF THE PORTFOLIO

The Portfolio is treated as a separate entity from the other investment portfolios of the Company for federal income tax purposes. The Portfolio intends to meet the requirements of the Code applicable to regulated investment companies and to distribute all of its investment company taxable income, net tax-exempt income and net realized capital gain, if any, to shareholders. Accordingly, it is not anticipated that the Portfolio will be liable for federal income or excise taxes. Qualification as a regulated investment company does not, of course, involve governmental supervision of either management or investment practices or policies.


OTHER TAX INFORMATION

The Portfolio may invest in obligations such as zero coupon bonds, issued with original issue discount ("OID") for federal income tax purposes. Accrued OID constitutes income subject to the distribution requirements applicable to regulated investment companies, although such income may not be represented by any cash payment. Accordingly, it may be necessary for the Portfolio to dispose of other assets in order to satisfy such distribution requirements.

The Transfer Agent will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (where applicable) for the prior year.

The Portfolio is required by law to withhold U.S. federal income tax ("back-up withholding") at the rate of 30% in the years 2002 and 2003, 29% in the years 2004 and 2005, and 28% in the year 2006 and thereafter of certain dividends, distributions of capital gains and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number and, in the case of entities, an employer identification number) and in certain other circumstances. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the shareholder of the account, and generally may be claimed as a credit on such shareholder's federal income tax return. You should consult your own tax adviser regarding the withholding requirement. Dividends from investment company taxable income (which includes any short-term capital gains and market discount) paid to foreign investors generally will be subject to a 30% (or lower treaty rate) withholding tax.

The information above, together with the information set forth in the Prospectus and this SAI, is only a summary of some of the federal income tax consequences generally affecting the Portfolio and its shareholders, and no attempt has been made to present a detailed explanation of the tax treatment of the Portfolio or to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Company distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the Portfolio is suitable to their particular tax situation.

Foreign shareholders should consult their tax advisers regarding foreign tax consequences applicable to their purchase of Company shares.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS

The Company's independent auditors, Ernst & Young LLP, 5 Times Square, New York, NY 10036, audit and report on the Company's annual financial statements, review certain regulatory reports and the Company's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Company. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

The Portfolio's April 30, 2002 financial statements and the report thereon of Ernst & Young LLP from the Portfolio's April 30, 2002 annual report (as filed with the SEC on June 17, 2002 pursuant to Section 30(b) of the Investment Company Act and Rule 30b2-1 thereunder (Accession Number 0001089355-02-000391)) are incorporated herein by reference.

SHARE PRICE CALCULATION

The  Portfolio  is open for  business  on days when the New York Stock  Exchange
(NYSE) is open for regular trading and the Federal Reserve Bank of New York (the "Fed") is open. In addition, the Portfolio may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The price of a Portfolio share on any given day is its NAV. The Portfolio calculates its NAV per share each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. (Eastern time). The Portfolio's shares are purchased and sold at the next NAV per share calculated after an order and, in the case of purchase orders, payment are received by the Portfolio in the manner described under "How to Buy and Sell Shares."

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).

The Portfolio values its portfolio instruments at amortized cost, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. The amortized cost value of an instrument may be higher or lower than the price the Portfolio would receive if it sold the instrument.

Valuing the Portfolio's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7. The Portfolio must adhere to certain conditions under Rule 2a-7.


The Board of Directors of the Company oversees the Investment Manager's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize the Portfolio's NAV per share at $1.00. At such intervals as they deem appropriate, the Board of Directors considers the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. Market valuations are obtained by using actual quotations provided by market makers, estimates of current market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices of the instruments. If a deviation were to occur between the NAV per share calculated by reference to market values and the Portfolio's NAV per share, which the Board of Directors of the Company believed may result in material dilution or other unfair results to shareholders, the Directors have agreed promptly to consider what corrective action they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio securities prior to maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Directors may deem appropriate.


During periods of declining interest rates, the Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder of the Portfolio would be able to retain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

For additional information regarding purchasing and selling shares of the Portfolio, see "How to Buy and Sell Shares" in the Prospectus.

Shares of the Portfolio are sold on a continuous basis by the Distributor.


There is a $25,000 minimum for initial purchases ($15,000 for retirement and custodial accounts) and a $5,000 minimum for subsequent purchases ($2,000 for retirement and custodial accounts) of shares of the Portfolio. The Portfolio also has a minimum balance requirement of $20,000 ($15,000 for retirement and custodial accounts) for each shareholder account. The Portfolio may waive these requirements at any time in its discretion. The Portfolio also may waive minimum investment requirements for purchases by Directors, officers or employees of the Company, TD Waterhouse or any of its subsidiaries.


Shareholders may be charged a $5.00 fee by the Transfer Agent for redemptions of less than $5,000 worth of shares of the Portfolio.

If the Board of Directors determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of the Portfolio's portfolio securities could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's portfolio.

The Company may suspend redemption rights and postpone payments at times when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend or holiday closings, emergency circumstances as determined by the SEC exist, or for such other circumstances as the SEC may permit.

PERFORMANCE

The historical performance calculation for the Portfolio may be shown in the form of "yield" or "effective yield." These various measures of performance are described below.

The Portfolio's yield is computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the yield quotation is based on a seven-day period and is computed for the Portfolio as follows: the first calculation is net investment income per share for the period, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.


The yield for the Portfolio for the seven-day period ended April 30, 2002 was 1.59%.


The Portfolio's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for effective yield is:

                      [(base period return + 1) 365/7] -1.

The effective yield for the Portfolio for the seven-day period ended April 30, 2002 was 1.60%.

The Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as expenses of the Portfolio.

The performance of the Portfolio may be compared to that of other money market mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets. Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Portfolio's performance also may be compared to other money market funds as reported by IBC/Donoghue's Money Fund Report(R), a reporting service on money market funds. As reported by Money Fund Report, all investment results represent total return (annualized results for the period net of management fees and expenses) and one-year investment results are effective annual yields assuming reinvestment of dividends.

BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408, a financial reporting service which each week publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts, reports results for the BANK RATE MONITOR National Index. The rates published by the BANK RATE MONITOR National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited checking while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Bank products represent a taxable alternative income producing product. Bank and thrift institution account deposits may be insured. Shareholder accounts in the Company are not insured. Bank savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Portfolio are redeemable at the NAV next determined (normally, $1.00 per share) after a request is received without charge.

Investors may also want to compare the Portfolio's performance to that of U.S. Treasury Bills or Notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S.
Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate.

SHAREHOLDER INFORMATION

The Portfolio issues shares of common stock in the Company. The Board of Directors may increase the number of authorized shares or create additional series or classes of Company or Portfolio shares without shareholder approval. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Shares of the Company have equal rights with respect to voting, except that the holders of shares of an investment portfolio will have the exclusive right to vote on matters affecting only the rights of the holders of that portfolio. For example, shareholders of the Portfolio will have the exclusive right to vote on any investment management agreement or investment restriction that relates only to the Portfolio. Shareholders of the portfolios of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for the election of directors may elect all of the members of the Board of Directors. In such event, the remaining holders cannot elect any members of the Board of Directors.

The Board of Directors may authorize the issuance of additional shares, and may, from time to time, classify or reclassify issued or any unissued shares to create one or more new classes or series in addition to those already authorized by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares; provided, however, that any such classification or reclassification shall not substantially adversely affect the rights of holders of issued shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act.

The Articles of Incorporation currently permit the directors to issue the following number of full and fractional shares, par value $0.0001, of the investment portfolios: 50 billion shares of the Money Market Portfolio; 20 billion shares of the U.S. Government Portfolio; 10 billion shares of the Municipal Portfolio; and 20 billion shares of the Money Market Plus Portfolio. Each share of an investment portfolio is entitled to participate pro rata in the dividends and distributions from that portfolio.

The Company will not normally hold annual shareholders' meetings. Under Maryland law and the Company's By-laws, an annual meeting is not required to be held in any year in which the election of directors is not required to be acted upon under the Investment Company Act. The Company's By-Laws provide that special meetings of shareholders, unless otherwise provided by law or by the Articles of Incorporation, may be called for any purpose or purposes by a majority of the Board of Directors, the Chairman of the Board, the President, or the written request of the holders of at least 10% of the outstanding shares of capital stock of the Company entitled to be voted at such meeting to the extent permitted by Maryland law.

Each Director serves until the next election of directors and until the election and qualification of his or her successor or until such Director sooner dies, resigns, retires or is removed by the affirmative vote of a majority of the outstanding voting securities of the Company. In accordance with the Investment Company Act (i) the Company will hold a shareholder meeting for the election of Directors at such time as less than a majority of the Directors have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Directors, less than two-thirds of the Directors have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.


SHARE OWNERSHIP


On August 5, 2002, no person owned of record 5% or more of the outstanding shares of a Portfolio.

-------------------------------------------------
ANNEX - RATINGS OF INVESTMENTS

STANDARD AND POOR'S AND MOODY'S INVESTORS
SERVICE COMMERCIAL PAPER RATINGS

Commercial   paper  rated  by  Standard  &  Poor's  ("S&P")  has  the  following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service ("Moody's"). Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, -2 or -3.

MIG-1 AND MIG-2 MUNICIPAL NOTES

Ratings of Moody's for state and municipal notes and other short-term loans will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest,  although
they  are  somewhat  more   susceptible   to  adverse   effects  of  changes  in
circumstances and economic conditions.

MOODY'S INVESTORS SERVICE BOND RATINGS

Aaa. Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                     PART C

                                OTHER INFORMATION

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

Item 23.          Exhibits.

(a)      (1)      Articles of Incorporation (see Note A)

         (2)      Articles of Amendment to Articles of Incorporation dated October 15, 1996 (see Note A)

         (3)      Articles of Amendment to Articles of Incorporation dated March 12, 1998 (see Note B)

         (4)      Articles of Amendment to Articles of Incorporation dated December 30, 1998 (see Note D)

         (5)      Articles of Amendment to Articles of Incorporation dated February 9, 1999 (see Note D)

         (6)      Articles of Amendment to Articles of Incorporation dated March 29, 1999 (see Note D)

         (7)      Articles of Amendment to Articles of Incorporation dated September 1, 1999 (see Note F)

         (8)      Articles of Amendment to Articles of Incorporation dated November 20, 2001 (filed herewith)

(b)               By-Laws, as amended to date (see Note A)

(c)               Instruments Defining Shareholder Rights (incorporated by reference to Exhibits (a) and (b) to the
                  Registration Statement, as incorporated herein)

(d)      (1)      Investment Management Agreement between Registrant and TD Waterhouse Asset Management, Inc. dated
                  February 26, 1998 (see Note B)

         (2)      Amendment to Investment Management Agreement between Registrant and TD Waterhouse Asset Management,
                  Inc. dated April 4, 2002 (filed herewith)

(e)      (1)      Distribution Agreement between Registrant and Funds Distributor, Inc. dated April 11, 2001 (see
                  Note F)

         (2)      Amendment to Distribution Agreement between Registrant and Funds Distributor, Inc. dated April 4,
                  2002 (filed herewith)

         (3)      Form of Selling Agreement (see Note C)

(f)               Inapplicable

(g)      (1)      Custody Agreement between Registrant and The Bank of New York dated February 26, 1998 (see Note D)

         (2)      Amendment to Custody Agreement between Registrant and The Bank of New York dated September 6, 2000
                  (see Note F)

         (3)      Amendment to Custody Agreement between Registrant and The Bank of New York dated June 6, 2001 (see
                  Note F)



         (4)      Amendment to Custody Agreement between Registrant and The Bank of New York dated April 4, 2002
                  (filed herewith)

         (5)      Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York dated June 6, 2001 (see Note F)

(h)      (1)      Transfer Agency and Dividend Disbursing Agency Agreement between Registrant and National Investor
                  Services Corp. dated February 26, 1998 (see Note B)

         (2)      Amendment to Transfer Agency and Dividend Disbursing Agency Agreement between Registrant and
                  National Investor Services Corp. dated April 4, 2002 (filed herewith)

         (3)      Shareholder Servicing Plan (see Note G)

         (4)      Form of Shareholder Services Agreement (see Note B)

         (5)      Shareholder Services Agreement between Registrant and TD Waterhouse Investor Services, Inc. dated May 11,
                  1998 (see Note C)

         (6)      Amendment to Shareholder Services Agreement between Registrant and TD Waterhouse Investor Services, Inc.
                  dated March 7, 2001 (see Note F)

         (7)      Amendment to Shareholder Services Agreement between Registrant and TD Waterhouse Investor Services,
                  Inc. dated April 4, 2002 (filed herewith)

         (8)      Administration Agreement between Registrant and Waterhouse Investor Services, Inc. dated February
                  26, 1998 (see Note B)

         (9)      Amendment to Administration Agreement between Registrant and TD Waterhouse Investor Services, Inc.
                  dated April 4, 2002 (filed herewith)

         (10)     Sub-Administration Agreement between TD Waterhouse Investor Services, Inc. and Funds Distributor,
                  Inc. dated April 11, 2001 (see Note F)

         (11)     Amendment to Sub-Administration Agreement between TD Waterhouse Investor Services, Inc. and Funds
                  Distributor, Inc. dated April 4, 2002 (filed herewith)

         (12)     Accounting Services Agreement between TD Waterhouse Investor Services, Inc. and SEI Investments
                  Mutual Funds Services dated September 1, 2000 (see Note F)

         (13)     Amendment to Accounting Services Agreement between TD Waterhouse Investor Services, Inc. and SEI
                  Investments Mutual Funds Services dated April 4, 2002 (filed herewith)

         (14)     State Filing Services Agreement between Registrant and Automated Business Development Corporation
                  dated February 26, 1998 (see Note C)

         (15)     Amendment to State Filing Services Agreement between Registrant and Automated Business Development
                  Corporation dated April 4, 2002 (filed herewith)

(i)               Consent of Shearman & Sterling (see Note F)

(j)               Consent of Independent Auditors (filed herewith)

(k)               Inapplicable

(l)      (1)      Subscription Agreement between Registrant and FDI Distribution Services, Inc. (see Note C)

         (2)      Purchase Agreement between Registrant and FDI Distribution Services, Inc. (filed herewith)


                                      -2-

(m)               Inapplicable

(n)               Inapplicable

(p)      (1)      Code of Ethics of Registrant and Investment Manager (see Note E)

         (2)      Code of Ethics of Principal Underwriter (see Note E)

Other Exhibits:

         Power of Attorney for James F. Rittinger,  Richard W. Dalrymple, Theodore Rosen and Carolyn B. Lewis dated
         April 27, 1998 (see Note B)

--------------------------------------

Note A:  Filed as an exhibit to Registrant's Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on
         October 21, 1996, and incorporated herein by reference.

Note B:  Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A,
         File Nos. 333-14527; 811-07871, on April 29, 1998, and incorporated herein by reference.

Note C:  Filed as an exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A,
         File Nos. 333-14527; 811-07871, on May 15, 1998, and incorporated herein by reference.

Note D:  Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A,
         File Nos. 333-14527; 811-07871, on June 29, 1999, and incorporated herein by reference.

Note E:  Filed as an exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A,
         File Nos. 333-14527; 811-07871, on August 31, 2000, and incorporated herein by reference.

Note F:  Filed as an exhibit to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A,
         File Nos. 333-14527; 811-07871, on August 30, 2001, and incorporated herein by reference.

Note G:  Filed as an exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A,
         File Nos. 333-14527; 811-07871, on October 29, 2001, and incorporated herein by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant.
          --------------------------------------------------------------

         Not applicable.

Item 25.  Indemnification.
          ---------------

         Section 2-418 of the General Corporation Law of the State of Maryland,
Article IX of the Registrant's Articles of Incorporation, filed as Exhibit
(a)(1) hereto, Article V of the Registrant's By-Laws, filed as Exhibit (b) hereto, and the Investment Management Agreement, filed as Exhibit (d) hereto, provide for indemnification.

        The Articles of Incorporation and By-Laws provide that to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or to its shareholders for damages.

         The Articles of Incorporation and By-Laws further provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law and the Investment Company Act; that the Registrant shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with applicable law. The Board of Directors may, through by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of Incorporation or By-Laws protects any director or officer of the Registrant against any liability to the Registrant or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Section 2-418 of the General Corporation Law of the State of Maryland provides that a corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that
(i) the act or omission of the director was material to the matter giving rise to the proceeding; and (a) was committed in bad faith; or (b) was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property, or services; or (iii) in the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. Section 2-418 permits indemnification to be made against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding; however, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation. A director may not be indemnified under Section 2-418 in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

         Unless limited by the Registrant's charter, a director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to above shall be indemnified against any reasonable expenses incurred by the director in connection with the proceeding. Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of (i) a written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met; and (ii) a written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

         The indemnification and advancement of expenses provided or authorized by Section 2-418 may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

         Under Section 2-418, a corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors and a corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

         Under Section 2-418, a corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of such Section. A corporation also may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with the foregoing. The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.
          -----------------------------------------------------

The following persons are the directors and officers of the Investment Manager:

         DAVID HARTMAN*, Senior Vice President and Chief Investment Officer of the Investment Manager since 1995.

         RICHARD H. NEIMAN*, Director and Secretary of the Investment Manager. Mr. Neiman has served as Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Holdings, Inc. since July 1994. Mr. Neiman also serves in similar capacities for TD Waterhouse Investor Services, Inc.

         FRANK J. PETRILLI*, Director of the Investment Manager. Mr. Petrilli has served as Chairman, President and Chief Executive Officer of TD Waterhouse Asset Management, Inc. since January 1997. Mr. Petrilli has served as President and Chief Operating Officer of TD Waterhouse Group, Inc. since June 1999. Mr. Petrilli has served as Chief Executive Officer of TD Waterhouse Holdings, Inc. since March 1998 and President since January 1995. Since August 1998, Mr. Petrilli has served as Director and Vice Chairman of TD Waterhouse Investor Services, Inc.

         B. KEVIN STERNS*, Senior Vice President, Chief Financial Officer and Treasurer of the Investment Manager. Mr. Sterns has served as Executive Vice President, Chief Financial Officer and Treasurer of TD Waterhouse Holdings, Inc. and TD Waterhouse Investor Services, Inc. since October 1996. Mr. Sterns has served in various positions with Toronto-Dominion Bank since October 1970 and is currently a Vice President with the Bank.

         MICHELE R. TEICHNER*, Senior Vice President - Compliance, Administration and Operations of the Investment Manager. Ms. Teichner has been serving as Senior Vice President of TD Waterhouse Asset Management, Inc. since August 1996, with responsibility for compliance, administration and operations.

--------------------------

*        Address: 100 Wall Street, New York, NY 10005

Item 27.  Principal Underwriters.
          -----------------------

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

        GMO Trust
        LaSalle Partners Funds, Inc.
        LMCG Funds
        Merrimac Series
        The Montgomery Funds I
        The Montgomery Funds II
        The Munder Framlington Funds Trust
        The Munder Funds Trust
        The Munder Funds, Inc.
        The Saratoga Advantage Trust
        Skyline Funds
        TD Waterhouse Family of Funds, Inc.
        TD Waterhouse Trust
        UAM Funds, Inc.
        UAM Funds, Inc. II
        UAM Funds Trust

         The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

         (b) The following is a list of the officers and directors of the
Distributor:

                                                                                Positions and Offices
         Positions and Offices with Distributor     Name                            with Registrant
         --------------------------------------     ----                            ---------------

         Director                                   Lynn J. Mangum                       None
         Director and Treasurer                     Dennis R. Sheehan                    None
         President                                  William J. Tomko                     None
         Vice President and Chief                   Richard F. Froio                     None
         Compliance Officer
         Vice President and Assistant Compliance    Charles L. Booth                     None
         Officer
         Financial Operations Officer               Bart J. McDonald                     None
         Secretary                                  Kevin J. Dell                        None
         Assistant Secretary                        Edward S. Forman                     None


         (c)      Not applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of the Registrant, the offices of the Registrant's Investment Manager and Administrator, TD Waterhouse Asset Management, Inc. and TD Waterhouse Investor Services, Inc., respectively, 100 Wall Street, New York, New York 10005, or (i) in the case of records concerning custodial functions, at the offices of the Registrant's Custodian, The Bank of New York, 100 Church Street, New York, New York; (ii) in the case of records concerning transfer agency functions, at the offices of the Registrant's Transfer Agent and Dividend Disbursing Agent, National Investor Services Corp., 55 Water Street, New York, New York 10041; (iii) in the case of records concerning distribution, administration and certain other functions, at the offices of the Registrant's Distributor and Sub-Administrator, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109; and (iv) in the case of records concerning fund accounting functions, at the offices of the Registrant's fund accountant, SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456-1100.

Item 29.  Management Services.
          -------------------

         Not applicable.

Item 30.  Undertakings.
          -------------

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of August, 2002.

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
Registrant


By:      /s/ Michele R. Teichner
         -----------------------
         Michele R. Teichner
         President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by or on behalf of the following persons in the capacities and on the dates indicated.

Signature                           Title                                       Date
---------                           -----                                       ----


/s/ Michele R. Teichner             President (Principal Executive Officer)     September 3, 2002
-----------------------
Michele R. Teichner


James F. Rittinger*                 Chairman of the Board
                                    and Director                                September 3, 2002


Richard W. Dalrymple*               Director                                    September 3, 2002

/s/ Peter B. M. Eby                 Director                                    September 3, 2002
-------------------
Peter B. M. Eby


Theodore Rosen*                     Director


/s/ Mary A. Nelson                  Chief Financial Officer                     September 3, 2002
------------------
Mary A. Nelson



*By:     /s/ Richard H. Neiman                                                  September 3, 2002
         ---------------------
         Richard H. Neiman
         Attorney-in-Fact pursuant to a power of attorney



                                INDEX TO EXHIBITS

         (a)(8)            Articles of Amendment to Articles of Incorporation

         (d)(2)            Amendment to Investment Management Agreement

         (e)(2)            Amendment to Distribution Agreement

         (g)(4)            Amendment to Custody Agreement

         (h)(2) Amendment to Transfer Agency and Dividend Disbursing Agency Agreement

         (h)(7)            Amendment to Shareholder Services Agreement

         (h)(9)            Amendment to Administration Agreement

         (h)(11)           Amendment to Sub-Administration Agreement

         (h)(13)           Amendment to Accounting Services Agreement

         (h)(15)           Amendment to State Filing Services Agreement

         (i)               Consent of Shearman & Sterling

         (j)               Consent of Independent Auditors